Registration Nos. 33-57730
                                                                      811-2441

                As filed with the Commission on April 29, 1997

                    --------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
               Pre-Effective Amendment No.   ___       ___
               Post-Effective Amendment No.   6         X
                                             ---       ---

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
               Amendment No. 59              X
                                            ---

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
       (Address of Depositor's Principal Executive Officers) (Zip Code)
                                (713) 831-3632
              (Depositor's Telephone Number, including Area Code)

                            Steven A. Glover, Esq.
               Associate General Counsel and Assistant Secretary
                    American General Life Insurance Company
                  2727-A Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)

        Copies of all communications to Freedman, Levy, Kroll & Simonds
                           1050 Connecticut Avenue,
                                N.W., Suite 825
                            Washington, D.C. 20036
                        Attention: Gary O. Cohen, Esq.

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

     |_| Immediately upon filing pursuant to paragraph (b) of Rule 485 |X| On May 1, 1997 pursuant to paragraph (b) of Rule 485

     |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |_| On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 2-49805 and File No. 811-2441). Registrant filed a Rule 24f-2 Notice on February 24, 1997, for its fiscal year ended December 31, 1996.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                                   FORM N-4

                             Cross Reference Sheet
                            Pursuant to Rule 495(a)

                       Under the Securities Act of 1933

                                    PART A

                 SHOWING LOCATION OF INFORMATION IN PROSPECTUS

 Form N-4
 Item No.                                            Prospectus Caption
 ---------                                           -------------------
 1.  Cover Page..................................... Cover Page

 2.  Definitions.................................... Glossary

 3.  Synopsis....................................... Synopsis of Contract Provisions

 4.  Condensed Financial Information................ Synopsis of Contract Provisions - Financial and
                                                     Performance Information; Cover Page; Selected
                                                     Accumulation Unit Data

 5.  General Description of Registrant,
     Depositor and Portfolio Companies.............. AGL; Separate Account D; The Funds; Cover Page

 6.  Deductions and Expenses........................ Charges Under the Contracts; Long-Term Care and
                                                     Terminal Illness

 7.  General Description of Variable
     Annuity Contracts.............................. Synopsis of Contract Provisions - Communications
                                                     to Us; Owner Account Value; Transfer, Surrender
                                                     and Partial Withdrawal of Owner Account Value;
                                                     Owners, Annuitants and Beneficiaries;
                                                     Assignments; Rights Reserved by Us


                                      (i)

                                    PART A

 Form N-4
 Item No.                                            Prospectus Caption
 ---------                                           -------------------

 8.  Annuity Period................................. Annuity Period and Annuity Payment Options

 9.  Death Benefit.................................. Death Proceeds

10.  Purchases and Contract Value................... Contract Issuance and Purchase Payments; Owner
                                                     Account Value; Distribution Arrangements;
                                                     One-Time Reinstatement Privilege

11.  Redemptions.................................... Transfer, Surrender and Partial Withdrawal of
                                                     Owner Account Value; Annuity Payment Options;
                                                     Contract Issuance and Purchase Payments; Synopsis
                                                     of Contract Provisions - Surrenders, Withdrawals
                                                     and Cancellations; Payment and Deferment

12.  Taxes.......................................... Federal Income Tax Matters; Synopsis of Contract
                                                     Provisions - Limitations Imposed by Retirement
                                                     Plans and Employers

13.  Legal Proceedings.............................. Not Applicable

14.  Table of Contents of Statement
     of Additional Information...................... Contents of Statement of Additional Information


                                     (ii)

                                    PART B


    SHOWING LOCATION OF INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION

                                                     Caption in
Form N-4                                             Statement of
Item No.                                             Additional Information
15.  Cover Page..................................... Cover Page

16.  Table of Contents.............................. Cover Page

17.  General Information and
     History........................................ General Information; Regulation and Reserves

18.  Services....................................... Independent Auditors; Services

19.  Purchase of Securities
     Being Offered.................................. Not Applicable*

20.  Underwriters................................... Not Applicable*

21.  Calculation of Performance
     Data........................................... Performance Data for the Divisions

22.  Annuity Payments............................... Not Applicable*

23.  Financial Statements........................... Financial Statements

---------------------------------------

*   All required information is included in Prospectus.


                                     (iii)

                                    PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.


                                     (iv)

                               SIERRA ADVANTAGE
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
                                  OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                          1-800-247-6584 713/831-3505

American General Life Insurance Company ("AGL") is offering flexible payment deferred individual annuity contracts (the "Contracts").

You may use AGL's Separate Account D for a variable investment return under the Contracts based on one or more of the following mutual fund portfolios of The Sierra Variable Trust (the "Trust"): the Global Money Fund, Short-Term High Quality Bond Fund, Short-Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund (the "Funds").

You may also use AGL's guaranteed interest accumulation option. This option has three different guarantee periods, each with its own guaranteed interest rate.

This Prospectus is designed to provide information about the Contracts that you ought to know before investing. Please read it carefully and keep it for future reference. Information about certain aspects of the Contracts, in addition to that found in this Prospectus, has been filed with the Securities and Exchange Commission in the Statement of Additional Information (the "Statement"). The Statement, dated May 1, 1997, is incorporated by reference into this Prospectus. The "Table of Contents" of the Statement appears at page 42 of this Prospectus. You may obtain a free copy of the Statement upon written or oral request to AGL's Annuity Administration Department in our Home Office, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The mailing address and telephone numbers are set forth above.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT (OR ANY SALES LITERATURE APPROVED BY AGL) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE
CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE SIERRA VARIABLE TRUST.

                         Prospectus dated May 1, 1997

CONTENTS
Glossary.................................................................  4
Fee Table................................................................  7
Synopsis of Contract Provisions.......................................... 11
  Minimum Investment Requirements........................................ 11
  Purchase Payment Accumulation.......................................... 11
  Fixed and Variable Annuity Payments.................................... 11
  Changes in Allocations Among Divisions and Guarantee Periods........... 12
  Surrenders, Withdrawals and Cancellations.............................. 12
  Death Proceeds......................................................... 12
  Limitations Imposed by Retirement Plans and Employers.................. 12
  Communications to Us................................................... 13
  Financial and Performance Information.................................. 13
Selected Accumulation Unit Data ......................................... 14
AGL...................................................................... 17
Separate Account D....................................................... 17
The Funds................................................................ 17
 Voting Privileges....................................................... 18
The Fixed Account........................................................ 19
Contract Issuance and Purchase Payments.................................. 20
Owner Account Value...................................................... 21
  Variable Account Value................................................. 21
  Fixed Account Value.................................................... 22
Transfer, Surrender and Partial Withdrawal of Owner Account Value........ 22
  Transfers.............................................................. 22
  Surrenders and Partial Withdrawals..................................... 24
Annuity Period and Annuity Payment Options............................... 25
  Annuity Commencement Date.............................................. 25
  Application of Owner Account Value..................................... 25
  Fixed and Variable Annuity Payments.................................... 25
  Annuity Payment Options................................................ 26
  Transfers.............................................................. 28
Death Proceeds........................................................... 28
  Death Proceeds Prior to the Annuity Commencement Date.................. 28
  Death Proceeds After the Annuity Commencement Date..................... 29
  Proof of Death......................................................... 30
Charges Under the Contracts.............................................. 30
  Premium Taxes.......................................................... 30
  Surrender Charge....................................................... 30
  Transfer Charges....................................................... 32
  Charge to Separate Account D........................................... 32
  Miscellaneous.......................................................... 32
  One-Time Reinstatement Privilege....................................... 33
  Reduction in Surrender Charges or Administrative Charges............... 33
Long-Term Care and Terminal Illness...................................... 33
  Long-Term Care......................................................... 33


                                       2


  Terminal Illness....................................................... 33
Other Aspects of the Contracts........................................... 33
  Owners, Annuitants and Beneficiaries; Assignments...................... 34
  Reports................................................................ 34
  Rights Reserved by Us.................................................. 34
  Payment and Deferment.................................................. 35
Federal Income Tax Matters............................................... 35
  General................................................................ 35
  Non-Qualified Contracts................................................ 36
  Individual Retirement Annuities ("IRAs")............................... 37
  Simplified Employee Pension Plans...................................... 38
  Simple Retirement Accounts............................................. 38
  Other Qualified Plans.................................................. 39
  Private Employer Unfunded Deferred Compensation
    Plans................................................................ 39
  Excess Distributions - 15% Tax......................................... 40
  Federal Income Tax Withholding and Reporting........................... 40
  Taxes Payable by AGL and Separate Account D............................ 40
Distribution Arrangements................................................ 41
Legal Matters............................................................ 41
Other Information on File................................................ 41
Contents of Statement of Additional Information.......................... 42

GLOSSARY

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This would generally be the Owner.

ACCOUNT  VALUE - the sum of your  Fixed  Account  Value and  Variable  Account
Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D prior to the Annuity Commencement Date.

ANNUITANT - the person named as such in the Contract and on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless a lump-sum distribution is elected instead.

ANNUITY PAYMENT OPTION - one of the several forms in which you can request us to make annuity payments.

ANNUITY PERIOD - the period during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used in calculating the amount of Variable Annuity Payments.

BENEFICIARY - the person that you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person that you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant survives the Annuitant.

CONTINGENT BENEFICIARY - a person that you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary survives at the time such proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided.

FIXED ACCOUNT - the name of the investment alternative under which purchase payments are allocated to AGL's General Account.

FIXED ACCOUNT VALUE - the amount of your Account Value which is in the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

FUND - an individual investment fund or portfolio available for investment under the Contracts. Currently, each Fund is a part of The Sierra Variable Trust.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally-segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which a Guaranteed Interest Rate is credited.

HOME  OFFICE - our  office  at the  following  addresses  and  phone  numbers:
American General Life Insurance Company, Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191; mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-247-6584 or 713-831-3505.

INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT") - a federal law governing the operations of investment companies such as the Trust and Separate Account D.

NON-QUALIFIED - not eligible for the special federal income tax treatment applicable in connection with retirement plans pursuant to Sections 401, 403, or 408 of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the special federal income tax treatment applicable in connection with retirement plans pursuant to sections 401, 403, or 408 of the Code.

SEPARATE ACCOUNT D - the segregated asset account referred to as American General Life Insurance Company Separate Account D established to receive and invest purchase payments allocated to the Divisions under the Contracts.

SURRENDER CHARGE - a charge for sales expenses that may be assessed upon surrenders of and payments of certain other amounts from a Contract.

VALUATION DATE - all days on which we are open for business except, with respect to any Division, days on which the related Fund does not value its shares.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment experience of one or more of the Divisions of Separate Account D.

VARIABLE ACCOUNT VALUE - the amount of your Account Value that is in Separate Account D.

WRITTEN - signed, dated, in form and substance satisfactory to us and received at our Home Office. See "Synopsis of Contract Provisions - Communications to Us." You must use special forms provided by us or your sales representative to authorize telephone transfers, elect an Annuity Option or exercise your one-time reinstatement privilege.

FEE TABLE

     The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly pursuant to a Contract and in connection with the Funds. The table reflects expenses of Separate Account D as well as the Funds. Amounts for state premium taxes or similar assessments may also be deducted, where applicable.

PARTICIPANT TRANSACTION CHARGES
     Front-End Sales Charge Imposed on Purchases ......................    0%
     Maximum Surrender Charge (1)......................................  7.0%
     (computed as a percentage of purchase payments)
     Transfer Fee......................................................  $ 0 (2)


ANNUAL MAINTENANCE CHARGE..............................................  $ 0


SEPARATE ACCOUNT D ANNUAL EXPENSES (as a percentage of average daily net asset value)

     Mortality and Expense Risk Charge.................................  1.20%
     Administrative Expense Charge.....................................   .30%
       Total Separate Account D Annual Expenses........................  1.50%

(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

(2) This charge is $25 after the twelfth transfer (unless such transfer is associated with the Sierra Asset Management Program; see "Transfers") during each Contract Year prior to the Annuity Commencement Date.

THE FUNDS' ANNUAL EXPENSES (1)  (as a percentage of average net assets)

                                             MANAGEMENT
                                           FEES AFTER EXPENSE                                 TOTAL FUND
                                            REIMBURSEMENT                                     OPERATING
                                              AND WAIVER           OTHER EXPENSES             EXPENSES
                                          ------------------       --------------            -----------
Global Money                                   0.47%                   0.38%                     0.85%
Short-Term High Quality Bond                   0.44%                   0.56%                     1.00%
Short-Term Global Government                   0.75%                   0.50%                     1.25%
U.S. Government                                0.60%                   0.30%                     0.90%
Corporate  Income                              0.65%                   0.30%                     0.95%
Growth and Income                              0.80%                   0.30%                     1.10%
Growth                                         0.89%                   0.31%                     1.20%
Emerging Growth                                0.87%                   0.33%                     1.20%
International Growth                           0.94%                   0.41%                     1.35%

(1) Management fees and other expenses are derived from 1996 operating experience, which have been restated to reflect current expenses, the modification of certain voluntary fee waivers from the investment adviser, and credits allowed by the custodian. The investment adviser and the administrator may each, at its sole discretion, vary the level of or eliminate its voluntary fee waivers at any time. In the absence of such waivers, as modified, and credits allowed by the custodian, management fees, other expenses, and total expenses would have been:


                                          MANAGEMENT FEES          OTHER EXPENSES            TOTAL EXPENSES
                                          ---------------          --------------            --------------
Global Money                                   0.50%                    0.38%                    0.88%
Short-Term High Quality Bond                   0.50%                    0.56%                    1.06%
Short-Term Global Government                   0.75%                    0.53%                    1.28%
U.S. Government                                0.60%                    0.34%                    0.94%
Corporate Income                               0.65%                    0.33%                    0.98%
Growth and Income                              0.80%                    0.33%                    1.13%
Growth                                         0.89%                    0.33%                    1.22%
Emerging Growth                                0.87%                    0.34%                    1.21%
International Growth                           0.94%                    0.45%                    1.39%



EXAMPLE: If you surrender your Contract at the end of the applicable time period, a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets:

If all amounts are invested in one of the following Funds:

                                     1 YEAR          3 YEARS           5 YEARS          10 YEARS
                                     ------          -------           -------          --------
Global Money                           $94             $127             $162             $269
Short-Term High Quality Bond           $95             $132             $169             $284
Short-Term Global Government           $98             $139             $181             $308
U.S. Government                        $94             $129             $164             $274
Corporate  Income                      $95             $130             $167             $279
Growth and Income                      $96             $135             $174             $293
Growth                                 $97             $138             $179             $303
Emerging Growth                        $97             $138             $179             $303
International Growth                   $99             $142             $186             $318

EXAMPLE: If you commence a life Annuity Payment Option following the end of the applicable time period, a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets:

If all amounts are invested in one of the following Funds:

                                     1 YEAR          3 YEARS (1,2)     5 YEARS (3)      10 YEARS
                                     ------          -------           -------          --------
Global Money                           $78             $73              $126             $269
Short-Term High Quality Bond           $79             $78              $133             $284
Short-Term Global Government           $82             $85              $145             $308
U.S. Government                        $78             $75              $128             $274
Corporate  Income                      $79             $76              $131             $279
Growth and Income                      $80             $81              $138             $293
Growth                                 $81             $84              $143             $303
Emerging Growth                        $81             $84              $143             $303
International Growth                   $83             $88              $150             $318


EXAMPLE: If you do NOT surrender your Contract or commence an Annuity Payment Option, a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets:

If all amounts are invested in one of the following Funds:

                                     1 YEAR          3 YEARS           5 YEAR           10 YEARS
                                     ------          -------           -------          --------
Global Money                           $24             $73              $126             $269
Short-Term High Quality Bond           $25             $78              $133             $284
Short-Term Global Government           $28             $85              $145             $308
U.S. Government                        $24             $75              $128             $274
Corporate  Income                      $25             $76              $131             $279
Growth and Income                      $26             $81              $138             $293
Growth                                 $27             $84              $143             $303
Emerging Growth                        $27             $84              $143             $303
International Growth                   $29             $88              $150             $318

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The examples are based on the restated Fund expenses set forth on the preceding page.

(1) If the Annuity Commencement Date under a life or non-life Annuity Payment Option were the last day of the third Contract Year, the figures in this column would be the same as those in the same column of the preceding example.


                                       9


(2) If the Annuity Payment Option exercised following the third Contract Year is not a life annuity, the figures in this column would be $9 less than those in the same column of the preceding example due to the decrease in the surrender charges from Contract Year 3 to Contract Year 4.

(3) If the Annuity Payment Option exercised following the fifth Contract Year is not a life annuity, the figures in this column would be $18 less than those in the same column of the preceding example due to the decrease in the surrender charge from Contract Year 5 to Contract Year 6. If said non-life annuity option had its Annuity Commencement Date on the last day of the fifth Contract Year, the figures in this column would be the same as those in the same column of the preceding example.

SYNOPSIS OF CONTRACT PROVISIONS

This synopsis should be read together with the other information set forth in this Prospectus. Variations due to requirements particular to your state are described in supplements which are attached to this Prospectus, or in endorsements to your Contract, as appropriate.

The Contracts are designed to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $5,000 ($2,000 in the case of an Individual Retirement Annuity ("IRA")). The amount of any subsequent purchase payment that you make must be at least $100 ($50 for an IRA). If your Account Value falls below $500, we may cancel your interest in the Contract and treat it as a full surrender. See "Contract Issuance and Purchase Payments."

PURCHASE PAYMENT ACCUMULATION

Purchase payments will be accumulated on a variable or fixed basis until the Annuity Commencement Date. For variable accumulation, you may allocate part or all of your Account Value to one or more of the nine available Divisions of Separate Account D. Each such Division invests solely in shares of one of nine corresponding Funds of the Trust. See "The Funds." As the value of the investments in a Fund's shares increases or decreases, the value of accumulated purchase payments allocated to the corresponding Division increases or decreases, subject to applicable charges and deductions. See "Variable Account Value."

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the three Guarantee Periods currently available in our Fixed Account. Each Guarantee Period is for a different period of time and may have a different Guaranteed Interest Rate. While allocated to a Guarantee Period, the value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. See "The Fixed Account."

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments, or a combination thereof, commencing on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL, the amount of which is fixed and guaranteed by AGL. The amount of the payments will depend on the Annuity Payment Option chosen, the age and, in some cases, sex of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions chosen in connection with a variable Annuity Payment Option. If the net investment return for a given month exceeds an annual rate of 3.5%, the monthly payment will be greater than the previous payment. If the net investment return for a month is less than 3.5%, the monthly payment will be less than the previous payment. See "Annuity Period and Annuity Payment Options."

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Prior to the Annuity Commencement Date, you may modify your election with respect to the allocation of future purchase payments to each of the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods prior to the Annuity Commencement Date. Transfers out of a Guarantee Period, however, are subject to limitations as to amount. For these and other terms and conditions of transfer, see "Transfer, Surrender and Partial Withdrawal of Owner Account Value - Transfers."

After the Annuity Commencement Date, you may make transfers among the Divisions or to a fixed Annuity Payment Option, but you may not make transfers from a fixed Annuity Payment Option. See "Annuity Period and Annuity Payment Options - Transfers."

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

You may make a total surrender of or partial withdrawal from your Contract at any time prior to the Annuity Commencement Date, by Written request to us. A Surrender Charge may be assessed and some surrenders and withdrawals may subject you to tax penalties. See "Surrenders and Partial Withdrawals."

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to the sales representative through whom it was purchased, before the close of business on the tenth day after you receive the Contract. (In some cases, the Contract may provide for a 20 or 30-day, rather than a ten-day, period). If the foregoing items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by us on the date actually received.

Should you cancel your Contract, if permitted under state law, we will refund to you the Owner Account Value plus any premium taxes that have been deducted. In other states, however, we will refund (a) the greater of that amount or the amount of your purchase payments, or (b) the amount of your purchase payments.

DEATH PROCEEDS

In the event that the Annuitant or Owner dies prior to the Annuity Commencement Date, a benefit may be payable to the Beneficiary. See "Death Proceeds Prior to the Annuity Commencement Date."

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

Certain rights you would otherwise have under a Contract may be limited by the terms of any applicable employee benefit plan. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

All communications to us should include your Contract number, your name and, if different, the Annuitant's name. Communications may be directed to the addresses and phone numbers on the cover of this Prospectus.

Except as otherwise specified in this Prospectus, purchase payments or other communications are deemed received at our Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

Financial statements of Separate Account D and AGL are included in the Statement. See "Contents of Statement of Additional Information."

Advertising and other sales materials may include yield and total return figures for the Divisions of Separate Account D. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the return generated by an investment in a Division over a period of time specified in the advertisement, excluding capital changes in the corresponding Fund's investments. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Effective yield" may also be quoted for the Global Money Division.

"Effective yield" is higher than "yield" because it assumes weekly compounding over the course of the year.

Total return is the total change in value of an investment in the Division over a period of time specified in the advertisement. The rate of "average annual total return" shown would produce that change in value over the specified period, if compounded annually. The rate of "aggregate total return" is the cumulative amount of such change over the specified period, expressed as a percentage of the initial investment.

Yield figures do not reflect the Surrender Charge, and yield and total return figures do not reflect premium tax charges. Such total return figures may be used together with total return figures that also exclude the Surrender Charge. The exclusion of charges makes the performance shown more favorable. A Fund's adviser may waive or reimburse certain fees or charges, which will enhance the related Division's performance results. Additional information concerning the Divisions' performance figures appears in the Statement.

AGL may also advertise or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations. A. M. Best publishes Best's Insurance Reports, Life-Health Edition.

In addition, the claims-paying ability of AGL as measured by the Standard & Poor's Corporation may be referred to in advertisements or in reports to Owners. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

AGL may additionally advertise its rating from Duff & Phelps Credit Rating Co. A Duff & Phelps rating is an assessment of a company's insurance claims paying ability. Duff & Phelps ratings range from AAA to CCC.

The ratings from A. M. Best, Standard & Poors, and Duff & Phelps reflect the claims paying ability and financial strength of AGL and are not a rating of investment performance that purchasers of insurance products have experienced or are likely to experience in the future.

SELECTED ACCUMULATION UNIT DATA

The table below shows the Accumulation Unit value for the below-listed Divisions of Separate Account D on the date purchase payments were first allocated to each Division, as well as the Accumulation Unit value and number of Accumulation Units outstanding for the indicated date thereafter.

                                               SHORT TERM       SHORT TERM
                             GLOBAL            HIGH QUALITY     GLOBAL            U.S.             CORPORATE
                             MONEY             BOND             GOVERNMENT        GOVERNMENT       INCOME
                             ------            ------------     ----------        ----------       ---------
Accumulation
Unit Values
(Beginning
of Period)*                  $1                $1               $1                $1               $1

Accumulation
Unit Values
at 12/31/93                  $1.006053         N/A              $0.991639         $1.012669        $1.045867

Accumulation
Unit Values
at 12/31/94                  $1.028063         $0.969705        $0.957146         $0.957302        $0.946638

Accumulation
Unit Values
at 12/31/95                  $1.068122         $1.044070        $1.019136         $1.102324        $1.166536

Accumulation
Unit Values
at 12/31/96                  $1.104596         $1.067037        $1.090434         $1.126013        $1.154101

Accumulation
Units out-
standing at
12/31/93                     1,479,140.661     N/A              19,320,639.816    24,761,033.965   27,478,746.085

Accumulation
Units out-
standing at
at 12/31/94                  5,990,768.122     16,054,361.321   31,104,117.951    45,519,220.818   57,776,195.507

Accumulation
Units out-
standing at
at 12/31/95                  19,070,427.181    11,822,728.277   23,376,496.403    47,440,751.595   52,014,100.048

Accumulation
Units out-
standing at
at 12/31/96                  21,051,065.909    11,613,016.642   20,093,503.244    59,114,942.951   51,843,333.618

                             GROWTH
                             AND                                EMERGING          INTERNATIONAL
                             INCOME            GROWTH           GROWTH            GROWTH
                             ------            ------           --------          -------------
Accumulation
Unit Values
(Beginning
of Period)*                  $1                $1               $1                $1

Accumulation
Unit Values
at 12/31/93                  N/A               $1.108093        N/A               $1.119962

Accumulation
Unit Values
at 12/31/94                  $0.968879         $1.121034        $1.037868         $1.124150

Accumulation
Unit Values
at 12/31/95                  $1.263773         $1.516694        $1.339251         $1.180567

Accumulation
Unit Values
at 12/31/96                  $1.516522         $1.735437        $1.451796         $1.268100

Accumulation
Units out-
standing at
12/31/93                     N/A               20,576,053.109   N/A               9,502,246.682

Accumulation
Units out-
standing at
at 12/31/94                  25,711,520.731    55,968,698.496   19,161,715.815   41,411,804.816

Accumulation
Units out-
standing at
at 12/31/95                  36,675,025.766    65,732,670.354   34,379,287.120   38,882,135.444

Accumulation
Units out-
standing at
at 12/31/96                  41,176,555.767    66,849,400.755   38,477,387.014   49,208,677.687

* Purchase payments were first allocated to the Global Money Division on May 7, 1993; to the Short-Term High Quality Bond Division on January 11, 1994; to the Short-Term Global Government Division on May 11, 1993; to the U.S. Government Division on May 5, 1993; to the Corporate Income Division on May 6, 1993; to the Growth and Income Division on January 11, 1994; to the Growth Division on May 6, 1993; to the Emerging Growth Division on January 11, 1994; and to the International Growth Division on May 6, 1993.

AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation (formerly American General Insurance Company), a diversified financial services holding company engaged primarily in the insurance business. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

SEPARATE ACCOUNT D

Separate Account D was originally established on November 19, 1973 and consists of forty-three Divisions, nine of which are available under the Contracts offered by this Prospectus and thirty-four of which are available under contracts funded through Separate Account D but not offered by this prospectus. Separate Account D is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of Separate Account D is part of AGL's general business and the assets of Separate Account D belong to AGL. Under Texas law and the terms of the Contracts, the assets of Separate Account D will not be chargeable with liabilities arising out of any other business which AGL may conduct, but will be held exclusively to meet AGL's obligations under variable annuity contracts. Furthermore, the income, gains, and losses, whether or not realized, from assets allocated to Separate Account D are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains, or losses of AGL.

THE FUNDS

The variable benefits under the Contracts are funded by nine Divisions of the Separate Account. These Divisions invest in shares of nine of the fourteen separate mutual fund portfolios of the Trust. Fund shares are sold, without sales charges, exclusively to Separate Account D. Shares of the other five mutual fund portfolios are also sold, without sales charges, exclusively to Separate Account D. The Divisions of Separate Account D which invest in such shares fund other contracts not offered by this Prospectus. In the future, however, the Trust may offer Fund shares to separate accounts funding variable annuities of insurance companies affiliated or unaffiliated with AGL and to separate accounts which fund variable life insurance or other variable funding arrangements. We do not foresee any disadvantage to Owners of Contracts arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Trust could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in the Trust. If it becomes necessary for any separate account to replace shares of the Trust with another investment, the Trust may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Trust's Board of Trustees and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, should be taken to remedy or eliminate the conflict.

The investment adviser to the Trust is Sierra Investment Advisors Corporation, which is not affiliated with AGL.

Any dividends or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Portfolio from which they are received at the Fund's net asset value on the date payable. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Fund and increasing, by an equivalent value, the number of shares outstanding of the Fund. However, the value of your interest in the corresponding Division will not change as a result of any such dividends and distributions.

The names of the Funds in which each available Division invests are as follows:

    o    Global Money Fund
    o    Short-Term High Quality Bond Fund
    o    Short-Term Global Government Fund
    o    U.S. Government  Fund
    o    Corporate  Income Fund
    o    Growth and  Income Fund
    o    Growth Fund
    o    Emerging Growth Fund
    o    International Growth Fund

Before selecting any Division, you should carefully read the Trust prospectus, which is attached at the end of this Prospectus. The Trust prospectus includes more complete information about the Funds in which each Division invests, including investment objectives and policies, charges and expenses.

Lower rated securities such as those in which the Growth, Emerging Growth, and the Short Term Global Government Funds may invest up to 35%, 35% and 10%, respectively, of their total assets are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. Potential investors in these Divisions should carefully read the prospectus and related statement of additional information that pertains to these Funds and consider their ability to assume the risks of making an investment in these Divisions.

VOTING PRIVILEGES

The Owner prior to the Annuity Commencement Date and the Annuitant or other payee during the Annuity Period will be entitled to give us instructions as to how Fund shares held in the Divisions of Separate Account D attributable to their Contract should be voted on matters pertaining to that Fund at meetings of shareholders of the Fund. Those persons entitled to give voting instructions and the number of votes for which they may give directions will be determined as of the record date for a meeting. Separate Account D will vote all shares of each Fund that it holds of record in accordance with instructions received with respect to all AGL annuity contracts participating in that Fund.

Prior to the Annuity Commencement Date, the number of votes each Owner is entitled to direct with respect to a particular Fund is equal to (a) the Owner's Variable Account Value attributable to that Fund divided by (b) the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. While a variable Annuity Payment Option is in effect, the number of votes an Annuitant or payee is entitled to direct with respect to a particular Fund will be computed in a comparable manner, based on our liability for future Variable Annuity Payments with respect to that Annuitant or payee as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units under a Contract and the applicable value of an Annuity Unit on the record date.

Fund shares held by insurance company separate accounts other than Separate Account D will generally be voted in accordance with instructions of participants in such other separate accounts.

We believe that the foregoing voting instruction procedures comply with current federal securities law requirements and interpretations thereof. However, AGL reserves the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

THE FIXED ACCOUNT

AMOUNTS IN THE FIXED ACCOUNT OR SUPPORTING FIXED ANNUITY PAYMENTS BECOME PART OF OUR GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED ACCOUNT OR FIXED ANNUITY PAYMENTS. DISCLOSURES REGARDING THESE MATTERS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY-APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS IN PROSPECTUSES.

Our obligations with respect to the Fixed Account are legal obligations of AGL and are supported by our General Account assets, which also support obligations incurred by us under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL, and Owners have no legal rights in such investments.

Account Value that is allocated by the Owner to the Fixed Account earns a Guaranteed Interest Rate commencing with the date of such allocation. This Guaranteed Interest Rate continues for a specific number of years selected by the Owner from among the Guarantee Periods that we then offer. At the end of a Guarantee Period, the Owner's Account Value in that Guarantee Period, including interest accrued thereon, will be allocated to a new Guarantee Period of the same length unless AGL has received a Written request from the Owner to allocate this amount to a different Guarantee Period or periods or to one or more of the Divisions of Separate Account D. We must receive this Written request at least three business days prior to the end of the Guarantee Period. If the Owner has not provided such Written request and the renewed Guarantee Period would extend beyond the scheduled Annuity Commencement Date, we will nevertheless contact the Owner regarding the scheduled Annuity Commencement Date. (See "Annuity Payment Options" and "Surrender Charge.") If the Owner does not elect to annuitize on that scheduled date, the Annuity Commencement Date will be extended to the earlier of (1) the end of the renewed Guarantee Period or (2) the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.") The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period.

We will notify the Owner at least 30 days and not more than 60 days prior to the end of any Guarantee Period. If the Owner's Account Value in a Guarantee Period is less than $500, we will, without charge, automatically transfer the balance to the Global Money Division at the end of that Guarantee Period, unless we have received in good order Written instructions to transfer such balance to a different Division.

We declare the Guaranteed Interest Rates from time to time as market conditions dictate. We advise an Owner of the Guaranteed Interest Rate for a chosen Guarantee Period at the time a purchase payment is received, a transfer is effectuated or a Guarantee Period is renewed. A different rate of interest may be credited to one Guarantee Period than to another Guarantee Period that is the same length but that began on a different date.

Currently we make available Guarantee Periods of one, three and five years. Each Guarantee Period has its own Guaranteed Interest Rate, which may differ from those for other Guarantee Periods. From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already commenced. Each allocation or transfer of an amount to a Guarantee Period commences the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. The Guaranteed Interest Rate will never be less than an effective annual rate of 3.5%. We reserve the right to change the Guarantee Periods that we are making available at any time.

AGL'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. AGL CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES IN EXCESS OF AN EFFECTIVE ANNUAL RATE OF 3.5%.

Information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time may be obtained from your sales representative or from the addresses or phone numbers set forth on the cover page of this Prospectus.

CONTRACT ISSUANCE AND PURCHASE PAYMENTS

The minimum initial purchase payment is $5,000 ($2000 in the case of an IRA ). The amount of the first purchase payment or transfer that is allocated to any Division or Guarantee Period must be at least $500. The amount of any subsequent purchase payment allocated to any Division or Guarantee Period must be at least $100 ($50 in the case of an IRA). We reserve the right to modify these minimums, at our discretion.

An application to purchase a Contract must be made by using a signed written application form provided by AGL or by such other medium or format as may be agreed to by AGL and Sierra Investment Services Corporation, as distributor of the Contracts. When a purchase payment accompanies an application to purchase a Contract, and the application is in proper form and includes all necessary information, either the application will be processed and the purchase payment credited or the application will be rejected and the purchase payment returned within two Valuation Dates after receipt of the application at the processing center for Contract applications.

If the application is not in a proper form or does not include all necessary information, the applicant will be requested to provide additional materials or information within five Valuation Dates after receipt of the application at the processing center for Contract applications. If the application is not made proper and complete within this five day period, the purchase payment will be returned immediately unless the prospective purchaser specifically consents to retention of the purchase payment until the application is made proper and complete, in which case the initial purchase payment is credited within two Valuation Dates after receipt at such processing center of the last item required to process the application. Subsequent purchase payments are credited as of the end of the Valuation Period in which they and any required Written identifying information, are received at our Home Office. We reserve the right to reject any application or purchase payment for any reason.

If the Owner's Account Value in any Division falls below $500, we reserve the right to transfer, without charge, the remaining balance to the Global Money Division. This right does not apply to the Account Value of a Division that falls below $500 immediately following a transfer under the Sierra Asset Management Program. See "Transfer, Surrender and Partial Withdrawal of Owner Account Value." If the Owner's total Account Value falls below $500, we may cancel the Contract. Such a cancellation would be considered a full surrender of the Contract. We will provide you with 60 days' advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you need make no further purchase payments. You may, however, elect to make subsequent purchase payments at any time prior to the Annuity Commencement Date and while the Owner and Annuitant are still living. Checks for subsequent purchase payments should be made payable to American General Life Insurance Company and forwarded directly to our Home Office. If we receive proper instructions, we may also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the cover page of this Prospectus. Purchase payments pursuant to salary reduction plans may be made only with our agreement.

Your purchase payments begin to earn a return in the Divisions of Separate Account D or the Guarantee Periods of the Fixed Account as of the date we credit the purchase payments to your Contract. When you apply for a Contract, you select (in whole percentages) the amount of each purchase payment that is to be allocated to each Division and each Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

OWNER ACCOUNT VALUE

Prior to the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

Your Variable Account Value as of any Valuation Date prior to the Annuity Commencement Date is the sum of your Variable Account Values in each Division of Separate Account D as of that date.

Your Variable Account Value in any such Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date. There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to Separate Account D, you bear the entire risk of investment losses.

Accumulation Units in a Division are credited to you when you allocate purchase payments or transferred amounts to that Division. Similarly, such Accumulation Units are cancelled to the extent you transfer or withdraw amounts from a Division or to the extent necessary to pay certain charges under the Contract. The crediting or cancellation of Accumulation Units is based on the value of such Accumulation Units at the end of the Valuation Date as of which the related amounts are being credited to or charged against your Variable Account Value, as the case may be.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Fund shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Fund shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Fund shares held in the Division as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

Your Fixed Account Value as of any Valuation Date prior to the Annuity Commencement Date is the sum of your Fixed Account Value in each Guarantee
Period as of that date. Your Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of purchase payments, renewals and transferred amounts allocated to the Guarantee Period less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

Your Fixed Account Value is guaranteed by AGL. Therefore, AGL bears the investment risk with respect to amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3.5% effective annual minimum).

TRANSFER, SURRENDER AND PARTIAL WITHDRAWAL
OF OWNER ACCOUNT VALUE

TRANSFERS

Commencing 30 days after the Contract's date of issue and prior to the Annuity Commencement Date, you may transfer your Account Value at any time among the available Divisions of Separate

Account D and Guarantee Periods, subject to the conditions described below. Such transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

Each request to transfer from a Division or Guarantee Period must be at least $500 or, if less, all of your Account Value in that Division or Guarantee Period. If a transfer would cause your Account Value in any Division or Guarantee Period to fall below $500, then the remaining balance in that Division or Guarantee Period will also be transferred in the same proportions as the transfer request. The minimum value requirements described in this paragraph do not apply to transfer requests we receive in conjunction with the Sierra Asset Management Program, described below.

Prior to the Annuity Commencement Date and after the first 30 days following the date the Contract was issued, you may make up to twelve transfers each Contract Year without charge, but each additional transfer will be subject to a $25 charge. However, the charge for any additional transfers will not be incurred if such transfer is associated with the Sierra Asset Management Program, described below.

No more than 25% of the Account Value you allocated to a Guarantee Period at its inception may be transferred during any Contract Year. This 25% limitation does not apply to transfers within 15 days before or after the end of the Guarantee Period in which the transferred amounts were being held.

Subject to the above general rules concerning transfers including transfer charges, you may establish an automatic transfer plan, whereby amounts are automatically transferred by us from the Global Money Division to one or more other Divisions or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. You may obtain additional information about how to establish an automatic transfer program from your sales representative or from us at the telephone numbers and addresses on the front cover of this Prospectus.

If the person or persons that are  entitled to make  transfers  have  properly completed and signed a Sierra Asset Management Program Agreement and Disclosure Statement that is on file with us, we will accept transfer requests from Sierra Investment Services Corporation. The Sierra Asset Management Program ("SAM Program") provides for Sierra Investment Services Corporation to periodically reallocate your Variable Account Value among the Divisions in light of your investment objectives and changing economic and market conditions. Such transfers will be subject to the general terms and conditions concerning transfers (except as noted above, transfer charges), as described herein. Acceptance into the SAM Program is subject to approval by Sierra Investment Services Corporation and a minimum Variable Account Value of $10,000. For more information about the Program, please refer to "General Information and History -- Purchase through the SAM Program" in the Trust prospectus that is attached at the end of this Prospectus.

If the person or persons that are entitled to make transfers have properly completed and signed a Telephone Transfer Authorization Form that is on file with us, transfers may be made pursuant to telephone instructions, subject to the above terms and the terms of the Telephone Transfer Authorization Form. We will honor telephone transfer instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Currently we generally limit the availability of telephone transfer instructions only to the Owner of the Contract for which instruction is received. The Telephone Transfer Authorization Form provides that we are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine, including losses arising from errors in the communication of transfer instructions. We have established procedures for accepting telephone transfer instructions, which include verification of the Contract number, the identity of the caller, both the annuitant's and Owner's names, and a form of personal identification from the caller. We will send a written confirmation of the transaction. If several persons seek to effect telephone transfers at or about the same time, or if our recording equipment malfunctions, it may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone exchanges is 1-800-247-6584.

We reserve the right to restrict or terminate transfers at any time.

SURRENDERS AND PARTIAL WITHDRAWALS

At any time prior to the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender of or partial withdrawal from his or her Contract.

The amount payable to the Owner upon full surrender is the Owner's Account Value at the end of the Valuation Period in which we receive a Written surrender request in good order, minus any applicable Surrender Charge. Our current practice is to require that you return the Contract with any request for a full surrender. After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person with respect to the Contract will terminate. All collateral assignees of record must consent to any full surrender or partial withdrawal.

Your Written request for a partial withdrawal should specify the Divisions of Separate Account D, or the Guarantee Periods of the Fixed Account, from which you wish the partial withdrawal to be made. If you do not specify, or if the withdrawal cannot be made in accordance with your specification, the withdrawal will be taken pro-rata from the Divisions and Guarantee Periods, based on your Account Value in each. Partial withdrawal requests from any Division or Guarantee Period must be for at least $500 or, if less, all of your Account Value in that Division or Guarantee Period. If your remaining Account Value in the Division or Guarantee Period would be less than $500, we will automatically transfer, without charge, the remaining balance to the Global Money Division. Unless you request otherwise, upon a partial withdrawal, your Accumulation Units and Fixed Account interests that are cancelled will have a total value equal to the amount of the withdrawal request, plus any Surrender Charge, and premium tax, if applicable, payable upon the partial withdrawal. The amount payable to you, therefore, will be the amount of the withdrawal request.

We also make available a systematic withdrawal plan under which you may make automatic partial withdrawals at periodic intervals in a specified amount, subject to the terms and conditions applicable to other partial withdrawals. Additional information about how to establish such a systematic withdrawal program may be obtained from your sales representative or from us at the addresses and phone numbers set forth on the cover page of this Prospectus. We reserve the right to modify or terminate our procedures for systematic withdrawals at any time.

The Code provides that a penalty tax will be imposed on certain premature surrenders or withdrawals. For a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals, including withholding requirements, see "Federal Income Tax Matters."

ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Owner selects the Annuity Commencement Date when the Owner applies for a Contract and may change a previously-selected date at any time prior to the beginning of an Annuity Payment Option by submitting a written request, subject to Company approval. The Annuity Commencement Date specified at the time of application may be the first day of any month, but not later than the Annuitant's 85th birthday or, if later, the tenth Contract Anniversary. Nor may the Annuity Commencement Date be prior to the Annuitant's 50th birthday. See "Federal Income Tax Matters" for a description of the penalties that may attach to distributions prior to the Annuitant's attaining age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant attains age 70 1/2 under Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, if you give us other Written instructions at least thirty days prior to the Annuity Commencement Date, we will apply your Account Value in different proportions.

We deduct any applicable state and local premium taxes from the amount of Account Value being applied to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount being applied. See "Surrender Charge." Subject to any such adjustments, your Variable and Fixed Account Values are applied to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the tenth day prior to the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

The amount of the first monthly Fixed or Variable Annuity Payment will be at least as favorable as that produced by the annuity tables set forth in the Contract, based on the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments. Thereafter, the amount of each monthly Fixed Annuity Payment is fixed and specified by the terms of the Annuity Payment Option selected.

Account Value that is applied to provide Variable Annuity Payments is converted to a number of Annuity Units by dividing the amount of the first Variable Annuity Payment by the value of an

Annuity Unit of the relevant Division as of the end of the Valuation Period that includes the tenth day prior to the Annuity Commencement Date. This number of Annuity Units thereafter remains constant with respect to any Annuitant, and the amount of each subsequent Variable Annuity Payment is determined by multiplying this number by the value of an Annuity Unit as of the end of the Valuation Period that contains the tenth day prior to the date of each payment. If the Variable Annuity Payments are based on more than one Division, these calculations are performed separately for each Division. The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

As a result of the foregoing computations, if the net investment return for a Division for any month is at an annual rate of more than 3.5%, any Variable Annuity Payment based on that Division will be greater than the Variable
Annuity Payment based on that Division for the previous month. If the net investment return for a Division for any month is at an annual rate of less than 3.5%, any variable annuity payment based on that Division will be less than the Variable Annuity Payment based on that Division for the previous month.

ANNUITY PAYMENT OPTIONS

If the Owner does not specify otherwise at least ten days prior to the Annuity Commencement Date, annuity payments are made in accordance with the second option described below, with payments being guaranteed for a ten-year period, or, to the extent the Code requires in the case of a Qualified Contract, the third option described below. Among other things, the Code also imposes minimum distribution requirements that have a bearing on the Annuity Payment Option that should be chosen in connection with Qualified Contracts. See
"Federal Income Tax Matters." We are not responsible for monitoring or advising Owners as to whether the minimum distribution requirements are being met, unless we have received a specific Written request to do so.

No election of any Annuity Payment Option may be made unless an initial annuity payment of at least $100 would be provided, where only a Fixed or only Variable Annuity Payments are elected, and $50 on each basis when a combination of Variable and Fixed Annuity Payments is elected. If these minimums are not met, we will first reduce the frequency of annuity payments, and if the minimums are still not met, we will make a lump-sum payment to the Annuitant or other properly-designated payee in the amount of the Owner's Account Value, less any applicable Surrender Charge.

Within 60 days after the death of the Owner or Annuitant, the Owner, or if the Owner has not done so, the Beneficiary, may elect that any amount due to the Beneficiary be applied under any option described below, subject to certain tax law requirements. See "Death Proceeds." Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all the terms and conditions thereof. The first annuity payment will be made at the beginning of the second month following the month in which we approve the settlement request. Annuity Units will be credited based on Annuity Unit Values at the end of the Valuation Period that contains the tenth day prior to the beginning of said second month.

When an Annuity Payment Option becomes effective, the Contract must be delivered to our Home Office, in exchange for a payment contract providing for the option elected.

Information about the relationship between the Annuitant's sex and the amount of annuity payments, including requirements for gender-neutral annuity rates in certain states and in connection with certain employee benefit plans is set forth under "Gender of Annuitant" in the Statement. See "Contents of Statement of Additional Information."

OPTION 1 - LIFE ANNUITY - Annuity payments are payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. It would be possible under this arrangement for the Annuitant or other payee to receive only one annuity payment if the Annuitant died prior to the second annuity payment, since no minimum number of payments is guaranteed.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - Annuity payments are payable monthly during the lifetime of an Annuitant; provided, that if the Annuitant dies during the period certain, the Beneficiary is entitled to receive monthly payments for the remainder of the period certain.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - Annuity payments are payable monthly during the lifetime of the Annuitant and another payee and continue during the lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. It is possible under this option for the Annuitant or other payee to receive only one annuity payment if both die before the second annuity payment, since no minimum number of payments is guaranteed. If one of these persons dies before the Annuity Commencement Date, the election of this option is revoked, the survivor becomes the sole Annuitant, and no death proceeds are payable by virtue of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR DESIGNATED PERIOD - Annuity payments are payable monthly to an Annuitant or other properly-designated payee, or at his or her death, the Beneficiary, for a selected number of years ranging from five to forty. However, the designated period may not exceed the life expectancy of such Annuitant or other properly-designated payee.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - The amount due is paid in equal monthly installments of a designated dollar amount (not less than $125 nor more than $200 per annum per $1,000 of the original amount due) until the remaining balance is less than the amount of one installment. If the person receiving these payments dies, the remaining payments continue to be made to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, such balance at the end of the previous month is decreased by the amount of any installment paid during the month and the result will be accumulated at an interest rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, such balance will be paid and will be the final payment under the option.

Under the fourth option there is no mortality guarantee by us, even though Variable Annuity Payments will be reduced as a result of a charge to Separate Account D which is partially for mortality risks. See "Charge to Separate Account D."

A payee receiving Variable (but not Fixed) Annuity Payments under the fourth option can elect at any time to commute (terminate) such option and receive the current value of the annuity, which would be based on the values next determined after the Written request for payment is received by us. The current value of the annuity under the fourth option is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. Other than by election of such a lump-sum payment under the fourth option, an Annuity Payment Option may not be terminated once annuity payments have commenced.

Under federal tax regulations, the election of the fourth or fifth options may be treated in the same manner as a surrender of the total account. For tax consequences of such treatment, see "Federal Income Tax Matters." Also, in such a case, tax-deferred treatment of subsequent earnings may not be available.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - Each Contract provides that when Fixed Annuity Payments are to be made under one of the first three Annuity Payment Options described above, the Owner (or if the Owner has not elected a payment option, the Beneficiary) may elect monthly payments to the Annuitant or other properly-designated payee equal to the monthly payment available under similar circumstances based on single payment immediate fixed annuity rates then in use by us. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed annuity purchase rate then offered by us for new single payment immediate annuity contracts is more favorable than the annuity rates guaranteed by the Contract, the Annuitant or other properly-designated payee will be given the benefit of the new annuity rates.

In lieu of monthly payments, payments may be elected on a quarterly, semi-annual or annual basis, in which case the amount of each annuity payment will be determined on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly-designated payee may make one transfer every 180 days among the available Divisions of Separate Account D or from the Divisions to a fixed Annuity Payment Option. No charge will be assessed for such transfer. No transfers from a fixed to a variable Annuity Payment Option are permitted. The value transferred must be at least $500 or the payee's total value attributable to a Division, if less. If a transfer would cause the value that is attributable to a Contract in any Division to fall below $500, the remaining balance in that Division also will be transferred in the same proportion as the transfer request. Transfers will be effected at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

DEATH PROCEEDS

DEATH PROCEEDS PRIOR TO THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if, prior to the Annuity Commencement Date, any of the following events occurs (a) the Annuitant dies and no Contingent Annuitant has been named under a Non-Qualified Contract; (b) the Annuitant dies and we also receive proof of death of any named Contingent Annuitant; or (c) the Owner (including the first to die in the case of joint owners) of a Non-Qualified Contract dies, regardless of whether said deceased Owner was also the Annuitant, except that a Beneficiary who is the Owner's surviving spouse may elect to continue the Contract as described in the second paragraph below. If the deceased Annuitant or Owner had not reached age 85 at his or her death, as applicable, the death proceeds will equal the greatest of (1) the sum of all purchase payments made (less any previously-deducted premium taxes and all prior partial withdrawals), (2) the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, all required proofs of death and the Written request as to the manner of payment, or (3) the Owner's Account Value as of the most recent five-year Contract Anniversary, less the amount of any subsequent partial withdrawals. THE AMOUNT SPECIFIED IN (3) ABOVE IS NOT AN AVAILABLE OPTION IN ALL STATES, AND YOU SHOULD THEREFORE CONSULT YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE AS TO WHETHER IT WILL APPLY TO YOU. IN THOSE STATES WHERE (3) IS NOT AVAILABLE, THE DEATH PROCEEDS WILL EQUAL THE GREATER OF (1) OR (2) ABOVE. If the Annuitant or Owner had attained age 85 at his or her death, as applicable, the death proceeds will be the amount specified in (2) above.

We will pay the death proceeds to the Beneficiary as of the date the proceeds become payable. Such date is the end of the Valuation Period in which we receive proof of the Owner's or Annuitant's death and a Written request in good order from the Beneficiary as to the manner of payment.

If the Owner has not already done so, the Beneficiary may, within sixty days after the date the proceeds become payable, elect to receive the death proceeds as a lump sum or in the form of one of the Annuity Payment Options provided in the Contract. See "Annuity Payment Options." If we receive no request as to the manner of payment, we will make a lump-sum payment, based on values determined at that time.

If the Owner, including the first to die in the case of joint owners, under a Non-Qualified Contract dies prior to the Annuity Commencement Date, the Code requires that all amounts payable under the Contract be distributed (a) within five years of the date of death or (b) as annuity payments beginning within one year of the date of death and continuing over a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner and, if the original Owner was the Annuitant, as the new Annuitant. If the Owner is not a natural person, these requirements apply upon the death of the primary Annuitant within the meaning of the Code. Failure to satisfy these Code distribution requirements may result in serious adverse tax consequences. Under a parallel section of the Code, similar requirements apply to retirement plans in connection with which Qualified Contracts are issued.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies following the Annuity Commencement Date, the only amounts payable to the Beneficiary or other properly-designated payee are any continuing payments provided for under the Annuity Payment Option selected. See "Annuity Payment Options." In such a case, the payee will have all the remaining rights and powers under a Contract and be subject to all the terms and conditions thereof. Also, if the Annuitant dies following the Annuity Commencement Date, no Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, any remaining amounts payable under the terms of the Annuity Payment Option must be distributed at least as rapidly as under the method of distribution then in effect. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant within the meaning of the Code. Failure to satisfy these requirements of the Code may result in serious adverse tax consequences. Under a parallel section of the Code, similar requirements apply to the retirement plans in connection with which Qualified Contracts are issued.

PROOF OF DEATH

We accept the following as proof of any person's death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates and we have no further obligations thereunder.

CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

In jurisdictions that impose premium taxes or similar assessments at the time when purchase payments are made, we make a charge for these amounts at that time. Where premium taxes or similar assessments are imposed by states or other jurisdictions at the time annuity payments begin, we make a charge for these amounts at that time.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5% and are subject to change by legislation, administrative interpretations or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of such expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay such excess out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that is withdrawn during the six years after it was received. The percentage declines depending on how many years have passed since the withdrawn purchase payment was originally credited to your Account Value, as follows:

                                                 SURRENDER CHARGE AS A
 YEARS ELAPSED                                   PERCENTAGE OF PURCHASE
 SINCE RECEIVED                                  PAYMENT WITHDRAWN
 --------------                                  ----------------------
 Less than 1                                              7%
 1 or more, but less than 3                               6%
 3 or more, but less than 4                               5%
 4 or more, but less than 5                               4%
 5 or more, but less than 6                               2%
 6 or more                                                0%

Only for the purpose of computing the Surrender Charge, the earliest purchase payments are deemed to be withdrawn first, and before any amounts in excess of purchase payments are withdrawn from your Account Value. The following transactions will be considered as withdrawals, for purposes of assessing the Surrender Charge: total surrender, partial withdrawal, commencement of an Annuity Payment Option, and termination due to insufficient Account Value.

Nevertheless, the Surrender Charge will NOT apply

     o To the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

     o If the Annuitant has been confined to a long-term care facility or is subject to a terminal illness (to the extent that the rider for these matters is available in your state), as set forth under "Long-Term Care and Terminal Illness"; or

     o Upon selection of an Annuity Payment Option that is based on life contingencies, if the Annuity Commencement Date does not fall within the first three Contract Years.

In the State of Washington, beginning after the Annuitant has attained age 63, surrender charges which would otherwise be assessed against any withdrawal may be reduced.

The Surrender Charge does NOT apply to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (a) have not previously been withdrawn and (b) have been credited to the Contract for at least one year, provided that this one year requirement does not apply if the withdrawal is pursuant to an automatic withdrawal arrangement established with us. Unused portions of this 10% free withdrawal amount are carried forward during the year ONLY in connection with automatic withdrawal arrangements established with us. Any unused portion of the 10% free withdrawal amount never carries forward from one year to another. If an automatic withdrawal arrangement is established with us after a non-automatic withdrawal of less than the full 10% free withdrawal amount has been made in the same

Contract Year, the balance of 10% will be available for automatic withdrawals during the remainder of that Contract Year. However, once an automatic withdrawal has been made during any Contract Year in reliance on the 10% free withdrawal privilege, no non-automatic withdrawal may rely on that privilege during the balance of that Contract Year.

The Surrender Charge will not apply to any amounts withdrawn which are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if such amounts are required to be withdrawn to obtain or retain favorable tax treatment. This exception is subject to our approval.

A free withdrawal pursuant to any of the foregoing Surrender Charge exceptions is not deemed to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. See "Penalty Tax on Premature Distributions."

TRANSFER CHARGES

The charges to defray the expense of effecting transfers are described under "Transfer, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are designed not to yield a profit to us.

CHARGE TO SEPARATE ACCOUNT D

To cover administrative expenses and to compensate us for assuming mortality and expense risks under the Contracts, Separate Account D will incur a daily charge at an annualized rate of 1.50% of the average daily net asset value of Separate Account D attributable to the Contracts. Of this amount, .30% is for administrative expenses and 1.20% is for the assumption of mortality and expense risks. We do not expect to earn a profit on that portion of the charge which is for administrative expenses, but we do expect to derive a profit from the portion which is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we are subject to the risk that our actuarial estimate of mortality rates may prove erroneous and that Annuitants will live longer than expected, or that more Owners or Annuitants than expected will die at a time when the death benefit guaranteed by us is higher than the net surrender value of their interests in the Contracts.

MISCELLANEOUS

Charges and expenses are paid out of the assets of each Fund as described in the prospectus of the Trust that is attached at the end of this Prospectus. We reserve the right to impose charges or establish reserves for any federal or local taxes incurred or that may be incurred by us, and that may be deemed attributable to the Contracts.

ONE-TIME REINSTATEMENT PRIVILEGE

If you have made a full surrender of your Account Value, you may reinstate the Contract if we receive the Written reinstatement request, together with a return to us of the net proceeds of such surrender, not more than 30 days after the date as of which the surrender was made. In such a case, your Account Value will be restored to what it was at the time of the surrender and any subsequent Surrender Charge will be computed as if the Contract had been issued at the date of reinstatement in consideration of a Purchase Payment in the amount of such net surrender proceeds. Unless you request otherwise, the reinstated Account Value will be allocated among the Divisions and Guarantee Periods in the same proportions as the prior surrender. You may use this privilege only once.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the surrender charges or administrative charges imposed under certain Qualified Contracts in connection with employer-sponsored plans. Any such reductions will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform) and will not be unfairly discriminatory as to any person.

LONG-TERM CARE AND TERMINAL ILLNESS

THE RIDER DESCRIBED BELOW IS NOT AVAILABLE IN ALL STATES, AND YOU SHOULD THEREFORE CONSULT YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE AS TO WHETHER IT WILL APPLY TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

LONG-TERM CARE

Pursuant to a special Contract rider, no Surrender Charge will apply during any period of time that the Annuitant is confined for 30 days or more in a hospital or state-licensed in-patient nursing facility. We must receive Written proof of such confinement that is satisfactory to us.

TERMINAL ILLNESS

The rider also provides that no Surrender Charge will apply if we have received a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months and have waived or exercised our right to a second physician's opinion.

OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating and are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

The Owner of a Contract will be the same as the Annuitant, unless the purchaser designates a different Owner when applying to purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. The Annuitant and any Contingent Annuitant are designated by the purchaser when applying for a Contract and may not thereafter be changed.

The Beneficiary and, under a Non-Qualified Contract, any Contingent Beneficiary are designated by the purchaser when applying for a Contract. A Beneficiary or Contingent Beneficiary may be changed by the Owner prior to the Annuity Commencement Date, while the Annuitant is still alive, and by the payee following the Annuity Commencement Date. Any designation of a new Beneficiary or Contingent Beneficiary is effective as of the date it is signed, but will not affect any payments we make or action we take before receiving the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before making a change. Under certain retirement programs, spousal consent may be required to name a Beneficiary other than the spouse, or to change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If no named Beneficiary or Contingent Beneficiary is living at the time any payment is to be made, the Owner will be the Beneficiary, or if the Owner is not then living, the Owner's estate will be the Beneficiary.

Rights under a Qualified Contract may be assigned only in certain narrow circumstances referred to therein. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. A change in ownership rights must be made in Writing and a copy must be sent to our Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. See "Federal Income Tax Matters."

REPORTS

We will mail to Owners (or persons receiving payments following the Annuity Commencement Date), at their last known address of record, any reports and communications required by applicable law or regulation. You should therefore give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, a Contract may be modified by us, to the extent necessary in order to (1) operate Separate Account D in any form permitted under the 1940 Act or in any other form permitted by law; (2) transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account; (3) add, combine or remove Divisions in Separate Account D, or combine the Separate Account with another separate account; (4) add, restrict or remove Guarantee Periods of the Fixed Account;
(5) make any new Division  available to you on a basis to be determined by us;
(6) substitute, for the shares held in any Division, the shares of another Fund or the shares of another investment company or any other investment permitted by law; (7) make any changes required by the Code or by any other applicable law, regulation or interpretation in order to continue treatment of the Contract as an annuity;
(8) commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with applicable state law; or (9) make any changes required to comply with the rules of any Fund. When required by law, we will obtain your approval of changes and the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

Amounts surrendered or withdrawn from a Contract will normally be paid within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request in good order. If we do not receive a Written request as to the method of payment within 60 days after the death of the Owner or Annuitant, any death benefit proceeds will be paid as a lump sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of said 60 day period. We reserve the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender and annuity payment amounts or death benefit amounts of any portion of the Variable Account Value if (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or (c) the Securities and Exchange Commission by order permits the delay for the protection  of Owners.  Transfers and  allocations  of Account Value among the
Divisions   and  the  Fixed   Account  may  also  be  postponed   under  these
circumstances.

FEDERAL INCOME TAX MATTERS

GENERAL

It is not possible to comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex and its application to a particular person may vary according to facts peculiar to such person. Consequently, this discussion is not intended as tax advice, and you should consult with a competent tax adviser before purchasing a Contract.

The discussion is based on the law, regulations and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

The discussion does not address state or local tax or estate and gift tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

PURCHASE PAYMENTS. Purchasers of a Contract that does not qualify for special tax treatment and is therefore "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

TAX DEFERRAL PRIOR TO ANNUITY COMMENCEMENT DATE. Owners who are natural persons are not taxed currently on increases in their Account Value resulting from interest earned in the Fixed Account or, if certain diversification requirements are met, the investment experience of Separate Account D. This treatment applies to Separate Account D only if the Fund and the Portfolios in which it invests are "adequately diversified" in accordance with Treasury Department regulations. Although we do not control the Fund or the Portfolios, the investment advisers to the Fund and the Portfolios have undertaken to operate the Fund and the Portfolios in compliance with these diversification requirements. A Contract investing in a Fund or Portfolio that failed to meet the diversification requirements would, unless and until the failure can be corrected in a procedure afforded by the Internal Revenue Service, subject Owners to taxation of income in the Contract for that or any subsequent period. Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of Separate Account D assets for tax purposes. We reserve the right to amend the Contracts in any way necessary to avoid any such result. The Treasury Department has stated that it may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards are considered not to embody a new position.

Owners that are not natural persons -- that is, Owners such as corporations -- are taxable currently on annual increases in their Account Value unless an exception applies. Exceptions exist for, among other things, Owners that are not natural persons but that hold the Contract as an agent for a natural person.

TAXATION OF ANNUITY PAYMENTS. Each annuity payment received after the Annuity Commencement Date is excludible from gross income in part. In the case of Fixed Annuity Payments, the excludible portion is determined by multiplying the amount paid by the ratio of the investment in the Contract (discussed below) to the expected return under the fixed Annuity Payment Option. In the case of Variable Annuity Payments, the amount paid is multiplied by the ratio of the investment in the Contract to the number of expected payments. In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments cease on account of the death of the Annuitant before the investment in the Contract has been fully recovered, the payee is allowed a deduction for the unrecovered amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may recover the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portions of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

TAXATION OF PARTIAL WITHDRAWALS AND TOTAL SURRENDERS. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event a Contract is surrendered in its entirety, any amount received in excess of the investment in the Contract is includible in income, and any remaining amount received is excludible from income. All annuity contracts issued by us to the same Owner during any calendar year are to be aggregated for purposes of determining the amount of any distribution that is includible in gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A penalty tax is imposed on distributions under a Contract equal to 10% of the amount includible in income. The penalty tax will not apply, however, to (1) distributions made after the recipient attains age 59 1/2, (2) distributions on account of the recipient's becoming disabled, (3) distributions that are made after the death of the Owner prior to the Annuity Commencement Date or the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), and
(4) distributions that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary. Premature distributions may result, for example, from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Contract, or the early death of an Annuitant, unless clause (3) above applies.

PAYMENT OF DEATH PROCEEDS. Special rules apply to the distribution of any death proceeds payable under the Contract. See "Death Proceeds."

ASSIGNMENTS AND LOANS. An assignment, loan, or pledge with respect to a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

PURCHASE PAYMENTS. Individuals who are not active participants in a tax-qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for any IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $25,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $35,000 will not be able to deduct purchase payments, and for those with adjusted gross income between $25,000 and $35,000 the deduction is phased out based on the amount of income. Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $40,000 and $50,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. Individuals who are precluded from deducting all or a portion of their purchase payments because of participation in a tax-qualified retirement plan may still make non-deductible contributions on which earnings will be tax deferred. The total of deductible and non-deductible contributions may not exceed the lesser of $2,000 or 100% of earned income, or, in the case of married individuals filing a joint return, the lesser of $4,000 or 100% of the combined earned income of both spouses.

DISTRIBUTIONS FROM AN IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipient's income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be included in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant attains age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary. Distributions of minimum amounts specified by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2. Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. See "Death Proceeds." Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

TAX FREE ROLLOVERS. Amounts may be transferred in a tax-free rollover from a tax-qualified plan to an IRA (and from one IRA to another IRA) if certain conditions are met. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and (3) required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, an eligible rollover distribution may be paid directly to an IRA (a "direct rollover"). Second, the distribution may be paid directly to the Annuitant and then, within 60 days of receipt, the amount may be rolled over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

SIMPLIFIED EMPLOYEE PENSION PLANS

Employees and employers may establish an IRA plan known as a simplified employee pension plan ("SEP") if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee. However, total employer contributions are limited to 15% of an employee's compensation or $30,000, whichever is less.

SIMPLE RETIREMENT ACCOUNTs

Employees and employers may establish an IRA plan known as a simple retirement account ("SRA"), if certain requirements are met. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year. The employer must, in general, make a fully vested matching contribution for employee deferrals up to 3% of compensation.

OTHER QUALIFIED PLANS

PURCHASE PAYMENTS. Purchase payments made by an employer under a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. Such purchase payments are also excluded from the current income of the employee.

DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE. To the extent that purchase payments are includible in an employee's taxable income, they (less any amounts previously received that were not includible in the employee's taxable income) represent his or her "investment in the Contract." Amounts received prior to the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. With respect to the taxable portion of a lump-sum distribution (as defined in the Code), an averaging rule may be applicable that allows computation of tax as if the amount were received over a period of five years. A lump-sum distribution will not be includible in income in the year of distribution if the employee transfers, within 60 days of receipt, all amounts received, less the employee's investment in the Contract, to another tax-qualified plan or to an individual retirement account or an IRA in accordance with the rollover rules under the Code. However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. See "Tax Free Rollovers." Special tax treatment may be available in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee's attaining age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are (1) part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, (2) made after the employee's separation from service on account of early retirement after age 55, or (3) made to an alternate payee pursuant to a qualified domestic relations order.

ANNUITY PAYMENTS. A portion of annuity payments received under Contracts in connection with section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments under "Non-Qualified Contracts - Taxation of Annuity Payments", except that the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts specified by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires, if later. Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

SELF-EMPLOYED INDIVIDUALS. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. These types of programs allow individuals to defer receipt of up to 100% of compensation that would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts, as well as earnings thereon. Purchase payments made by the employer, however, are not immediately deductible by the employer, and the employer is currently taxed on any increase in Account Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

EXCESS DISTRIBUTIONS - 15% TAX

Certain persons, particularly those who participate in more than one tax-qualified retirement plan, may be subject to an additional tax of 15% on certain excess aggregate distributions from those plans. In general, excess distributions are taxable distributions for all tax qualified plans in excess of a specified annual limit for payments made in the form of an annuity (currently $160,000) or five times the annual limit for lump-sum distributions. The additional tax on excess distributions does not apply to distributions in 1997, 1998, and 1999.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding. The payee may, however, elect to have no income tax withheld by submitting a withholding exemption certificate to us.

In some cases, if you own more than one Qualified annuity contract, such contracts may be aggregated for purposes of determining whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement, in appropriate circumstances, has been satisfied. If, under this aggregation procedure, you are relying on distributions pursuant to another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract issued by us, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND SEPARATE ACCOUNT D

AGL is taxed as a life insurance company under the Code. The operations of Separate Account D are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by Separate Account D (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of Separate Account D or the Contracts.

Certain Series may make an election to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through. These credits may provide a benefit to AGL.

DISTRIBUTION ARRANGEMENTS

The Contracts will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Contracts of AGL, are also registered representatives of Sierra Investment Services Corporation ("Sierra Services") or other broker-dealer firms or representatives of other firms that are exempt from broker-dealer regulation. Sierra Services has contracted with American General Securities Incorporated ("AGSI"), the principal underwriter of the Contracts, for Sierra Services to distribute the Contracts. AGSI is a wholly-owned subsidiary of AGL. Sierra Services also provides certain administrative services to AGL in connection with the processing of applications for Contracts.

Sierra Services, AGSI, and other firms not exempt from broker-dealer regulation are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended ("1934 Act") as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address for AGSI is the same as that for our Home Office. Sierra Services may also make arrangements to distribute Contracts through registered representatives of other broker-dealer firms that are registered as such under the 1934 Act and are members of the NASD. The interests under the Contracts are offered on a continuous basis.

AGL compensates Sierra Services or other broker-dealers that sell the Contracts at a rate that does not exceed 6% of purchase payments received pursuant to the Contracts. This compensation must be wholly or partially refunded if a Contract is cancelled or otherwise terminated within twelve months after issuance. AGL may also pay additional compensation of up to .1% of purchase payments attributed to Contracts sold by broker-dealers who meet certain production goals.

LEGAL MATTERS

The legality of the Contracts described in this Prospectus has been passed upon by Steven A. Glover, Esquire, Associate General Counsel of AGL. Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised AGL on certain federal securities law matters.

OTHER INFORMATION ON FILE

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

A Statement of Additional Information is available from us on request. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information......................................................  2
Regulation and Reserves..................................................  2
Independent Auditors.....................................................  3
Services.................................................................  3
Principal Underwriter....................................................  3
Annuity Payments.........................................................  3
  Gender of Annuitant....................................................  3
  Misstatement of Age or Sex and Other Errors............................  4
Change of Investment Adviser or Investment Policy........................  4
Performance Data for the Divisions.......................................  4
Financial Statements.....................................................  9
Index to Financial Statements............................................ 10

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

              INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

                                 INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF IRAS ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY AFTER DECEMBER 31, 1996.

This Disclosure Statement is not part of your contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. You must refer to your policy to determine your specific rights and obligations thereunder.

                                  REVOCATION

If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your policy is delivered that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your policy, within that period. If such notice is mailed within 20 days, all contributions, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR POLICY TO:

                   American General Life Insurance Company
                   Annuity Administration Department
                   P. O. Box 1401
                   Houston, Texas  77251-1401
                   (Phone No. (800) 247-6584).

                                  ELIGIBILITY

Under Internal Revenue Code ("Code") Section 219, if you are not an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. If you are a married individual filing a joint return, and your compensation is less than your spouse's, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to your spouse. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.   ACTIVE PARTICIPANT

You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP), any Simple Retirement Account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

If you are married, filed a separate tax return, and did not live with your spouse at any time during the year, your spouse's active participation will not affect your ability to make deductible contributions.

B.   ADJUSTED GROSS INCOME (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold AGI Level is $25,000. The Threshold Level if you are married and file a joint tax return is $40,000, and if you are married but file a separate tax return, the Threshold Level is $0.

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (or $4,000 if you are married, file a joint return and earn less compensation than your spouse). You can estimate your Deduction Limit as follows:

(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)

     $10,000 - EXCESS AGI
     --------------------     x Maximum Allowable Deduction = Deduction Limit
          $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

EXAMPLE 1: Ms. Smith, a single person, is an active participant and has an AGI of $31,619. She calculates her deductible IRA contribution as follows:

     Her AGI is $31,619
     Her Threshold Level is $25,000
     Her Excess AGI is (AGI - Threshold Level) or ($31,619-$25,000) = $6,619 Her Maximum Allowable Deduction is $2,000

     So, her IRA deduction limit is:

               $10,000 - $6,619
               ---------------- x $2,000 = $676 (rounded to $680)
                    $10,000

Example 2: Mr. and Mrs. Young file a joint tax return. Each spouse earns more than $2,000 and one is an active participant. They have a combined AGI of $44,255. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

     Their AGI is $44,255
     Their Threshold Level is $40,000
     Their  Excess  AGI is (AGI -  Threshold  Level) or  ($44,255 - $40,000) =
          $4,255
     The Maximum Allowable Deduction for each spouse is $2,000
     So, each spouse may compute his or her IRA deduction limit as follows:

               $10,000 - 4,255
               --------------- x $2,000 = $1,149 (rounded to $1,150)
                   $10,000

Example 3: If, in Example 2, Mr. Young did not earn any compensation, each spouse may still contribute to an IRA and calculate their deductible contribution to each IRA as in Example 2.

Example 4: Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.

     His AGI is $1,500
     His Threshold Level is $0
     His Excess AGI is (AGI - Threshold Level) or $1,500-$0) = $1,500 His Maximum Allowable Deduction is $2,000
     So, his IRA deduction limit is:

               $10,000 - $1,500
               ---------------- x $2,000 = $1,700
                   $10,000

          Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS

Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $2,000 (or up to $4,000 in the case of married individuals filing a joint return), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($4,000 in the case of married individuals filing a joint return). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

You may make a $2,000 contribution (or up to $4,000 in the case of married individuals filing a joint return) at any time during the year, if your compensation for the year will be at least $2,000 (or up to $4,000 in the case of married individuals filing a joint return), without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                               IRA DISTRIBUTIONS

Generally,  IRA  distributions  which are not rolled over (see  "Rollover  IRA
Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of deductible contributions, if any, and account earnings).

Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

          Remaining
 Non-Deductible Contributions
 ---------------------------- x Total Distributions = Nontaxable Distributions
  Year-End Total IRA Balances      (for the year)         (for the year)

To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

   EXAMPLE: An individual makes the following contributions to his or her IRA(s).

     Year              Deductible                            Non-deductible
     ----              ----------                            --------------
     1987               $ 2,000
     1988                 1,800
     1991                 1,000                                 $ 1,000
     1993                   600                                   1,400
                        -------                                 -------
                        $ 5,400                                 $ 2,400

     Deductible Contributions:                                  $ 5,400
     Non-Deductible Contributions:                                2,400
     Earnings on IRAs:                                            1,200
                                                                -------
     Total Account Balance of IRA(s) as of 12/31/96:            $ 9,000
     (before distributions in 1996).

In 1996, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/96 before 1996 distributions is $9,000. The non-taxable portion of the distributions for 1996 is figured as follows:

Total non-deductible contributions                      $2,400
                                                        ------ x $3,000 = $800
Total account balance in the IRAs before distributions  $9,000


Thus, $800 of the $3,000 distribution in 1996 will not be included in the individual's taxable income. The remaining $2,200 will be taxable for 1996.

                              ROLLOVER IRA RULES

1.   IRA TO IRA

You may withdraw, tax-free, all or part of the assets from an IRA and reinvest them in one or more IRAs. The reinvestment must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the reinvestment. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over.

2.   EMPLOYER PLAN DISTRIBUTIONS TO IRA

All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and (3) required minimum distributions under section 401(a)(9).

Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. Under the law, however, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options under the Act should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations ss.1.401(a)(31)-1, ss.1.402(c)-2T and ss.31.3405(c)-1.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code ss.72(t), unless the distribution (a) occurs because of your death or disability, (b) is for certain medical care expenses or to an unemployed individual for health insurance premiums, (c) is received as a part of a series of substantially equal payments over your life or life expectancy, (d) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your beneficiary, or (e) the distribution is contributed to a rollover IRA.

                             MINIMUM DISTRIBUTIONS

Under the rules set forth in Code ss.408(b)(3) and ss.401(a)(9), you may not leave the funds in your contract indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways:
(a) by withdrawing the balance of your contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or (b) by withdrawing periodic distributions of the balance in your contract by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your named beneficiary; (c) a period not extending beyond your life expectancy; or (d) a period not extending beyond the joint life expectancy of you and your named beneficiary.

If you do not satisfy the minimum distribution requirements, then, pursuant to Code ss.4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                   REPORTING

You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code ss.4975.

Borrowing any money from this IRA would, under Code ss.408(e)(3), cause the contract to cease to be an Individual Retirement Annuity and would result in the value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

Use of this contract as security for a loan from the Company, if such loan were otherwise permitted, would, under Code ss.408(e)(4), cause the portion so used to be treated as a taxable distribution.

                             EXCESS CONTRIBUTIONS

Tax Code ss.4973 imposes a 6 percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement.) If the excess contribution is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty.

                                 IRS APPROVAL

Your contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Arrangements. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM AN IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

FINANCIAL DISCLOSURE
(SIERRA ADVANTAGE VARIABLE ANNUITY)

This Financial Disclosure is applicable to IRAs using the Sierra Advantage Variable Annuity purchased from American General Life Insurance Company on or after May 1, 1997.

Earnings under Variable Annuities are not guaranteed, and depend on the performance of the investment options selected. As such, earnings cannot be projected. Set forth below are the charges associated with these annuities.

CHARGES:

    (a) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

    (b) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.20% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

    (c) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization, a full or partial surrender or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time.

    (d) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

              7.0% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

              6.0% of purchase payments for surrenders and withdrawals made during the second through third contract year following receipt of the purchase payments surrendered;

              5.0% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

              4.0% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

              2.0% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

              There will be no charge imposed for surrenders and withdrawals in the seventh and subsequent contract years following receipt of the purchase payments surrendered.

         Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

    (e) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of .30% of the average Separate account Value of the contract during the Accumulation and the Payout Phase.

    (f) Each variable division will be charged a fee for asset management deducted directly from the underlying fund during the Accumulation and Payout Phase. The fee will range between .44% and .94% depending on the division.

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT D

               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401

                          1-800-247-6584 713-831-3505

                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 1, 1997

     This Statement of Additional Information ("Statement") is not a prospectus. It should be read with the Prospectus for American General Life Insurance Company Separate Account D ("Separate Account D") concerning flexible premium deferred annuity Sierra Advantage Contracts ("Contracts") investing in certain mutual fund portfolios of The Sierra Variable Trust, dated May 1, 1997. You can obtain a copy of the Prospectus for the Contracts by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or through AGL's Separate Account D. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Glossary."

                               TABLE OF CONTENTS

General Information........................................................  2
Regulation and Reserves....................................................  2
Independent Auditors.......................................................  3
Services...................................................................  3
Principal Underwriter......................................................  3
Annuity Payments...........................................................  3
 Gender of Annuitant.......................................................  3
 Misstatement of Age or Sex and Other Errors...............................  4
Change of Investment Advisor or Investment Policy..........................  4
Performance Data for the Divisions.........................................  4
Financial Statements.......................................................  9
Index to Financial Statements.............................................. 10

                              GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. Effective December 31, 1991, AGL redomesticated as a Texas insurer and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri") engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, a Texas holding corporation engaged primarily in the insurance business.

                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent insurance companies. The amount of any future assessments of AGL under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on AGL would be.

Pursuant to state insurance laws and regulations, AGL is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                             INDEPENDENT AUDITORS

The consolidated financial statements of AGL and the financial statements of the Sierra Advantage Divisions of Separate Account D appearing in this Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. Such financial statements have been included in this Statement in reliance upon such reports of Ernst & Young LLP given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at One Houston Center, Suite 2400, 1221 McKinney Street, Houston, TX 77010-2007.

                                   SERVICES

A Service Agreement exists between AGL and Continuum Computer Systems, Inc. ("Continuum") to provide certain services in connection with Separate Account
D. Continuum has developed a computerized data processing record keeping system for annuity accounting and has the necessary data processing equipment and personnel to provide and support remote terminal access to its system for the maintenance of annuity records, processing information, and the generation of output with respect to the records and information. AGL has contracted with Continuum for the right to use Continuum's system. For these services AGL paid Continuum $28,800 in 1996, $28,080 in 1995, and $78,840 in 1994.

                             PRINCIPAL UNDERWRITER

American General Securities Incorporated ("AGSI") is the principal underwriter with respect to the Contracts. AGSI also serves as principal underwriter to American General Life Insurance Company of New York Separate Account E and AGL's Separate Account A, both of which are unit investment trusts registered under the Investment Company Act of 1940, as amended.

As principal underwriter with respect to Separate Account D, AGSI has received from AGL less than $1,000 of compensation for each of the past three years.

                               ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. We will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3.5% per year.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise required by law or regulation, neither the investment adviser to any Fund nor any investment policy may be changed without the consent of AGL. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. The Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. You will be notified of any investment policy change prior to its implementation by Separate Account D if your comment or vote is required for such change.

                      PERFORMANCE DATA FOR THE DIVISIONS

     Investment results for the available Divisions of Separate Account D may be quoted from time to time. Such results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Owner. Performance figures are carried to the nearest one-hundredth of one percent and include the effect of voluntary fee waivers and expense reimbursements in favor of the Funds from their investment adviser and administrator. Modifications have been made in these waivers and reimbursements which, had they been in effect for the entire period would (except for the Global Money Division) have resulted in lower total returns than those shown below.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

     Each Division's average annual total return quotation is computed in accordance with a standard method prescribed by the Securities and Exchange Commission ("SEC"). The average annual total return for a Division for a specific period is found by first taking a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the then-applicable Accumulation Unit value per unit ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Surrender Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Owner accounts. Such other charges and fees include the mortality and expense risk charge and the administrative expense charge, but do not include the charges for any applicable premium taxes. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Average annual total return quotations for the indicated periods ended December 31, 1996 are set forth in the table below.

   DIVISION                                      ONE YEAR           SINCE DIVISION INCEPTION*
   --------                                      --------           -------------------------
   Global Money Fund                              (3.59)%                    1.60%
   Short-Term High Quality Bond Fund              (4.80)%                    0.44%
   Short-Term Global Government Fund               0.00%                     1.23%
   U.S. Government  Fund                          (4.85)%                    2.15%
   Corporate Income Fund                          (8.07)%                    2.87%
   Growth and Income Fund                         13.01%                    13.65%
   Growth Fund                                     7.42%                    15.45%
   Emerging Growth Fund                            1.40%                    11.93%
   International Growth Fund                       0.41%                     5.66%

* The U.S. Government Division commenced operations on May 5, 1993. The Growth, International Growth and Corporate Income Divisions commenced operations on May 6, 1993. The Global Money Division commenced operations on May 7, 1993. The Short Term Global Government Division commenced operations on May 11, 1993. The Growth and Income, Emerging Growth and Short Term High Quality Bond Divisions commenced operations on January 11, 1994.

CUMULATIVE TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE)

     No standard formula has been prescribed by the SEC for calculating cumulative total return performance (without Surrender Charge). Total return performance for a specific period is calculated by first taking an investment (assumed to be $1,000) in a Division's Accumulation Units on the first day of the period at the then-applicable Accumulation Unit value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not include the effect of the applicable Surrender Charge that may be imposed at the end of the period, since it is assumed that the Contract continues through the end of each period, and does not include the charges for any applicable premium taxes. The total return percentage (without Surrender Charge) is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage.

     Cumulative total return quotations (without surrender charge) for the indicated periods ended December 31, 1996 are set forth in the table below.

   DIVISION                                      ONE YEAR           SINCE DIVISION INCEPTION*
   --------                                      --------           -------------------------
   Global Money Fund                               3.41%                     2.76%
   Short-Term High Quality Bond Fund               2.20%                     2.21%
   Short-Term Global Government Fund               7.00%                     2.41%
   U.S. Government  Fund                           2.15%                     3.30%
   Corporate  Income Fund                         (1.07%)                    4.00%
   Growth and  Income Fund                        20.00%                    15.05%
   Growth Fund                                    14.42%                    16.28%
   Emerging Growth Fund                            8.40%                    13.37%
   International Growth Fund                       7.41%                     6.71%

* See footnote to previous table for dates when Divisions commenced operations.

AGGREGATE CUMULATIVE TOTAL RETURN CALCULATIONS

     No standardized formula has been prescribed by the SEC for calculating aggregate cumulative total return performance. Aggregate cumulative total return performance is the cumulative rate of return on a hypothetical investment (assumed to be $1,000) in a Division's Accumulation Units on the first day of the period at the then-applicable Accumulation Unit value per unit ("initial investment"). Aggregate cumulative total return quotations reflect changes in Accumulation Unit value and are calculated by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing that as a percentage:

                                A = (ERV/P) - 1

Where:

      A  =           Aggregate cumulative total return
      P  =           A hypothetical initial investment of $1,000
      ERV =          Ending  redeemable  value:  i.e., the value at the end of
                     the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period. Ending redeemable value for this purpose does not reflect the charges for any applicable premium taxes, but does reflect all other charges.

  Aggregate cumulative total return quotations for the indicated periods ended December 31, 1996 are set forth in the table below:

   DIVISION                                      ONE YEAR           SINCE DIVISION INCEPTION*
   --------                                      --------           -------------------------
   Global Money Fund                               3.41%                    10.46%
   Short-Term High Quality Bond Fund               2.20%                     6.70%
   Short-Term Global Government Fund               7.00%                     9.04%
   U.S. Government  Fund                           2.15%                    12.60%
   Corporate  Income Fund                         (1.07%)                   15.41%
   Growth and  Income Fund                        20.00%                    51.65%
   Growth Fund                                    14.42%                    73.54%
   Emerging Growth Fund                            8.40%                    45.18%
   International Growth Fund                       7.41%                    26.81%

* See footnote to previous table for dates when Divisions commenced operations.

YIELD CALCULATIONS

     The yields for the U.S. Government, Short Term High Quality Bond, Corporate Income, and Short Term Global Government Divisions are each computed in accordance with a standard method prescribed by the SEC. The yields for the U.S. Government, Short Term High Quality Bond, Corporate Income and Short Term Global Government Divisions, based upon the one month period ended December 31, 1996, were 4.64%, 4.83%, 5.30% and 6.91, respectively. The yield quotation is computed by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit value on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                                     a - b     6
                         YIELD = 2[(------- +1)  - 1]
                                      cd

Where:

     a = Net dividends and interest earned during the period by the Fund attributable to the Division.

     b =    Expenses accrued for the period (net of reimbursements).

     c = The average daily number of Accumulation Units outstanding during the period.

     d =    The Accumulation Unit value per unit on the last day of the period.

The yield of each Division reflects the deduction of all recurring fees and charges applicable to each Division, such as the mortality and expense risk charge and the administrative expense charge, but does not reflect the deduction of Surrender Charges or the charge for any applicable premium taxes.

GLOBAL MONEY DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

     The Global Money Division's yield is computed in accordance with a standard method prescribed by the SEC. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period to obtain the base period return; the base period return is then multiplied by the fraction 365/7 to obtain the current yield figure. Realized capital gains or losses and unrealized appreciation or depreciation of the Global Money Fund's assets are not included in the calculation. The Global Money Division's yield for the seven-day period ended December 31, 1996 was 2.80%.

   The Global Money Division's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7-1. The Global Money Division's effective yield for the seven-day period ended December 31, 1996 was 2.83%.

Yield and effective yield do not reflect the deduction of Surrender Charges or the charges for any applicable premium taxes.

PERFORMANCE COMPARISONS

     The performance of any or all of the Divisions of Separate Account D may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of Separate Account D. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers.
VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

     In addition, each Division's performance may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market; (2) the Dow Jones Industrial Average, an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market; (3) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups and generally considered to be a measure of inflation; (4) the Lehman Brothers Government and Corporate Bond Index, the Salomon Brothers High Grade Corporate Bond Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to represent the performance of intermediate and long term bonds during various market cycles; and (5) the Morgan Stanley Capital International Europe Australia Far East Index, an unmanaged index that is considered to be generally representative of major non-United States stock markets.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

     The charts below compare accumulations attributable to a single initial contribution of $100,000, compounded annually, to (1) investments on which earnings are not taxed until withdrawn, and (2) investments on which earnings are taxed currently.

                                                       5 Years                10 Years                 20 Years
                                                                        (7.125% earnings rate)
Tax-Deferred.................................         $141,076                $199,025                 $396,111
Tax-Deferred (after taxes)...................         $128,343                $168,327                 $304,316
Taxable Investment...........................         $127,120                $161,595                 $261,129


                                                                        (10.00% earnings rate)
Tax-Deferred.................................         $161,051                $259,374                $672,750
Tax-Deferred (after taxes)...................         $142,125                $209,968                $495,197
Taxable Investment...........................         $139,601                $194,884                $379,799

These hypothetical charts assume a 31% tax rate. The charts also assume that no fees or charges are deducted from any of the investments. In the case of the Contracts, the annual mortality and expense risk charge is 1.20%, the maximum surrender charge is 7% for withdrawals within the first six years, and annual administrative expense is .30%. The currently taxable investments may incur comparable fees and charges. The application of fees and charges would reduce the performance of the Contracts or any other investment. Taxes are payable upon withdrawal under the Contracts, either at one time in the case of a lump sum withdrawal, or on each payment in the case of annuitization. An additional 10% penalty may apply to withdrawals before age 59 1/2.

This information is for illustrative purposes only and is not a guarantee of future return.

                             FINANCIAL STATEMENTS

The financial statements for Separate Account D that are included herein relate to 9 of its Divisions. Separate Account D has 34 other Divisions for which no financial statements are included because those Divisions are available only pursuant to contracts other than the Contracts that are the subject of this Statement .

The financial statements of AGL that are included in this Statement should be considered primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                                   INDEX TO

                             FINANCIAL STATEMENTS

                                                                         PAGE NO.
I.   Sierra Advantage Divisions of Separate Account D
     Financial Statements

     Report of Ernst & Young LLP, Independent Auditors.................. 11

     Statement of Net Assets ........................................... 12

     Statement of Operations............................................ 13

     Statement of Changes in Net Assets................................. 14

     Notes to Financial Statements...................................... 15

II. AGL Consolidated Financial Statements

     Report of Ernst & Young LLP, Independent Auditors.................. 23

     Consolidated Balance Sheets........................................ 24

     Consolidated Statements of Income.................................. 26

     Consolidated Statements of Shareholder's Equity.................... 27

     Consolidated Statements of Cash Flows.............................. 28

     Notes to Consolidated Financial Statements......................... 29

ERNST & YOUNG LLP      One Houston Center            Phone: 713 750 1500
                       Suite 2400                    Fax:   713 750 1501
                       1221 McKinney Street
                       Houston, Texas 77010-2007


                        Report of Independent Auditors


Board of Directors of
American General Life Insurance Company
and Contract Owners of
American General Life Insurance Company
Sierra Advantage Divisions
of Separate Account D


     We have audited the accompanying statement of net assets of the Sierra Advantage Divisions of American General Life Insurance Company (the "Company") Separate Account D as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sierra Advantage Divisions of American General Life Insurance Company Separate Account D at December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                              /s/ERNST & YOUNG

Houston, Texas
January  31, 1997

                   American General Life Insurance Company

                          Sierra Advantage Divisions

                              SEPARATE ACCOUNT D


                            STATEMENT OF NET ASSETS
                               December 31, 1996

ASSETS:
Investment securities - at market (cost $429,484,209)..........  $480,823,205
                                                                 -------------

     NET ASSETS................................................. $480,823,205
                                                                 =============


CONTRACT OWNER RESERVES:
   Reserves for redeemable annuity contracts.................... $480,672,635
   Reserves for annuity contracts on benefit....................      150,570
                                                                 -------------
     TOTAL CONTRACT OWNER RESERVES.............................. $480,823,205
                                                                 =============


                            STATEMENT OF OPERATIONS
                         Year Ended December 31, 1996

INVESTMENT INCOME:
   Dividends from mutual funds.................................. $ 12,623,149


EXPENSES:
   Expense and mortality fee....................................    6,689,446
                                                                 -------------
NET INVESTMENT INCOME                                               5,933,703
                                                                 -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments.............................    8,253,869
   Capital gain distributions from mutual funds.................   19,044,845
   Net unrealized gain on investments...........................    1,870,223
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................   29,168,937
                                                                 -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 35,102,640
                                                                 =============
See accompanying notes.

                    American General Life Insurance Company

                          Sierra Advantage Divisions

                              SEPARATE ACCOUNT D

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                      Year Ended December 31,
                                                                        1996          1995

OPERATIONS:
   Net investment income........................................   $  5,933,703      $  4,544,715
   Net realized gain (loss) on investments......................      8,253,869          (348,580)
   Capital gain distributions from mutual funds.................     19,044,845           721,066
   Net unrealized gain on investments...........................      1,870,223        59,082,619
                                                                   -------------     -------------
Increase in net assets resulting from operations                     35,102,640        63,999,820


PRINCIPAL TRANSACTIONS:
   Contract purchase payments, less sales and administrative
     expenses and premium taxes.................................     62,319,889        66,850,917
      Payments to contract owners:
     Annuity benefits...........................................     (5,806,546)       (7,148,527)
     Terminations and withdrawals...............................    (18,340,373)      (20,016,039)
                                                                   -------------     -------------
   Increase in net assets resulting from principal transactions.     38,172,970        39,686,351
                                                                   -------------     -------------
   TOTAL INCREASE IN NET ASSETS.................................     73,275,610       103,686,171


NET ASSETS:
   Beginning of year............................................    407,547,595       303,861,424
                                                                   -------------     -------------
   End of year..................................................   $480,823,205      $407,547,595
                                                                   =============     =============

See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

The Sierra Advantage Divisions (the "Divisions") of American General Life Insurance Company Separate Account D (the "Separate Account") received their first deposits in May, 1993. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on November 19, 1973. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consisted of twenty-six Divisions at December 31, 1996. On January 27, 1997, eleven additional Divisions were added to the Separate Account and became available to contract holders through an additional American General annuity contract. The Divisions available from The Sierra Variable Trust mutual funds to Sierra Advantage contract holders are as follows:

     International Growth Fund                        Growth and Income Fund
     Short Term Global Government Fund                Corporate Income Fund
     Growth Fund                                      Short Term High Quality Bond Fund
     Global Money Fund                                Emerging Growth Fund
     U. S. Government Fund

  NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION

The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below or in the footnotes which follow:

     SECURITY VALUATION - The investment in shares of The Sierra Variable Trust mutual funds are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGE - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the Divisions and are paid to the Company. The annual rate for the administrative expenses is 0.30% and the annual rate for the mortality and expense risks is 1.20%. A surrender charge is applicable to certain withdrawal amounts pursuant to the contract and is payable to the Company. The total surrender charges collected for the period ended December 31, 1996 were $ 663,624.

     The funds pay their investment adviser, Sierra Investment Advisors Corporation, a monthly management fee, based on each fund's average net asset value. While the management fee is a significant component of each fund's annual operating costs, each fund pays other expenses, such as legal and audit fees. The funds also pay Sierra Fund Administration Corporation a monthly fee based on each fund's average daily net assets.

Sierra Investment Advisors Corporation and/or Sierra Fund Administration Corporation may, from time to time, agree to reimburse the funds for management fees and other expenses above a certain limit.

     ANNUITY RESERVES - Annuity reserves are computed for currently payable contracts according to the 1983a Individual Annuity Mortality Table projected under Scale G factors. The assumed interest rate is 3.5 percent. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

 NOTE C- FEDERAL INCOME TAXES

     The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under existing federal income tax law, the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE D - INVESTMENTS

Fund shares are purchased at net asset value with net contract payments (contract purchase payments less surrenders and amounts payable to the Company for administrative and surrender charges) and reinvestment of distributions made by the funds. The following is a summary of fund shares owned as of December 31, 1996.

                                                                   Net        Value of          Cost of
                                                                  Asset       Shares at         Shares          Unrealized
            Fund                                  Shares          Value        Market            Held          Appreciation


International Growth Fund                       4,790,516         $ 13.03  $ 62,420,425     $ 57,385,152    $  5,035,273
Short Term Global Government Fund               8,843,198            2.48    21,931,132       21,676,032         255,100
Growth Fund                                     7,247,908           16.01   116,039,007       92,269,807      23,769,200
Global Money Fund                              23,261,642            1.00    23,261,642       23,261,642               0
U.S. Government Fund                            6,815,332            9.77    66,585,792       66,643,860         (58,068)
Growth and Income Fund                          4,370,788           14.29    62,458,565       50,043,856      12,414,709
Corporate Income Fund                           6,095,560            9.82    59,858,400       59,857,864             536
Short Term High Quality Bond Fund               5,099,390            2.43    12,391,519       12,583,492       (191,973)
Emerging Growth Fund                            3,801,138           14.70    55,876,723       45,762,504      10,114,219
                                                                           -------------    -------------   -------------
                                                                           $480,823,205     $429,484,209    $ 51,338,996
                                                                           =============    =============   =============


     The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 1996 were $122,772,093 and $59,620,556, respectively. The cost of total investments owned at December 31, 1996 was the same for both financial reporting and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation as of December 31, 1996 are $51,589,037 and $250,041 respectively.

NOTE E - SUMMARY OF CHANGES IN UNITS

SUMMARY OF CHANGES IN UNITS FOR THE PERIOD ENDED DECEMBER 31, 1996

CONTRACTS IN ACCUMULATION PERIOD:

                                                           Short Term
                                                             Global                                                   U. S.
                                        International      Government                              Global           Government
                                        Growth Fund          Fund             Growth Fund         Money Fund           Fund

Outstanding at beginning of period...   38,882,135         23,376,496         65,732,670         19,070,427         47,440,752
Purchase payments....................    5,764,728            823,425          7,956,730          5,200,192          6,228,720
Surrenders...........................   (2,265,550)        (1,734,078)        (3,016,816)        (1,095,489)        (3,518,538)
Transfers to annuity.................      (15,963)            (6,098)           (12,789)            (8,501)           (20,673)
Transfers between funds..............    6,843,328         (2,366,243)        (3,810,396)        (2,115,563)         8,984,682
                                        -----------        -----------        -----------        -----------        -----------
Outstanding at end of period.........   49,208,678         20,093,503         66,849,401         21,051,066         59,114,943
                                        ===========        ===========        ===========        ===========        ===========

                                                                              Short Term
                                                                                High
                                        Growth and         Corporate           Quality             Emerging
                                        Income Fund        Income Fund         Bond Fund          Growth Fund
Outstanding at beginning of period...   36,675,026         52,014,100         11,822,728         34,379,287
Purchase payments....................    8,537,458          5,251,050          1,617,072          6,624,986
Surrenders...........................   (1,751,987)        (3,393,206)          (545,484)        (1,578,433)
Transfers to annuity.................       (9,532)            (8,123)                 0            (11,326)
Transfers between funds..............   (2,274,409)        (2,020,487)        (1,281,300)          (937,127)
                                        -----------        -----------        -----------        -----------
Outstanding at end of period.........   41,176,556         51,843,334         11,613,017         38,477,387
                                        ===========        ===========        ===========        ===========

 SUMMARY OF CHANGES IN UNITS FOR THE PERIOD ENDED DECEMBER 31, 1996 - CONTINUED

 CONTRACTS IN ANNUITY PERIOD:

                                                           Short Term
                                                             Global                                                   U. S.
                                        International      Government                              Global           Government
                                        Growth Fund          Fund             Growth Fund         Money Fund           Fund


Outstanding at beginning of period...        0.000         17,801.266          4,198.762              0.000              0.000
Transfers from accumulation.........    15,963.133          6,097.866         12,788.652          8,500.903         20,672.538
Annuity payments.....................   (1,058.112)        (5,105.791)        (1,957.282)          (607.341)        (1,491.985)
                                        -----------        -----------        -----------        -----------        -----------
Outstanding at end of period.........   14,905.021         18,793.341         15,030.132          7,893.562         19,180.553

                                        Growth and         Corporate            Emerging
                                        Income Fund        Income Fund         Growth Fund

Outstanding at beginning of period...        0.000         20,438.943              0.000
Transfers from accumulation..........    9,531.916          8,122.761         11,325.843
Annuity payments.....................     (687.964)        (6,070.707)          (714.000)
                                        -----------        -----------        -----------
Outstanding at end of period.........    8,843.952         22,490.997         10,611.843
                                        ===========        ===========        ===========

SUMMARY OF CHANGES IN UNITS FOR THE PERIOD ENDED DECEMBER 31, 1995

CONTRACTS IN ACCUMULATION PERIOD:
                                                             Short Term
                                                               Global                                                   U. S.
                                         International       Government                              Global          Government
                                         Growth Fund           Fund            Growth Fund         Money Fund           Fund

Outstanding at beginning of period...   41,411,804.816     31,104,117.951     55,968,698.496      5,990,768.122     45,519,220.818
Purchase payments....................    6,282,094.793      1,812,247.957     10,358,765.174      6,190,469.801      5,994,381.877
Surrenders...........................   (2,694,405.713)    (2,698,365.189)    (3,773,253.685)      (998,774.884)    (4,016,271.339)
Transfers to annuity.................            0.000        (23,165.130)        (5,463.976)             0.000              0.000
Transfers between funds..............   (6,117,358.452)    (6,818,339.186)     3,183,924.345      7,887,964.142        (56,579.761)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Outstanding at end of period.........   38,882,135.444     23,376,496.403     65,732,670.354     19,070,427.181     47,440,751.595
                                        ===============    ===============    ===============    ===============    ===============

                                                                                Short Term
                                                                                   High
                                         Growth and          Corporate           Quality             Emerging
                                         Income Fund        Income Fund          Bond Fund          Growth Fund
Outstanding at beginning of period...   25,711,520.731     57,776,195.507     16,054,361.321     19,161,715.815
Purchase payments....................   10,091,361.789      7,002,703.784      1,828,154.900      8,135,229.721
Surrenders...........................   (1,677,052.520)    (4,392,921.746)    (1,168,254.384)    (1,459,588.916)
Transfers to annuity.................            0.000        (26,597.560)             0.000              0.000
Transfers between funds..............    2,549,195.766     (8,345,279.937)    (4,891,533.560)     8,541,930.500
                                        ---------------    ---------------    ---------------    ---------------
Outstanding at end of period.........   36,675,025.766     52,014,100.048     11,822,728.277     34,379,287.120
                                        ===============    ===============    ===============    ===============

CONTRACTS IN ANNUITY PERIOD:
                                               Short
                                               Term
                                              Global                             Corporate
                                            Government           Growth           Income
                                               Fund               Fund             Fund
Outstanding at beginning of period...            0.000              0.000              0.000
Transfers from accumulation..........       23,165.130          5,463.976         26,597.560
Annuity payments.....................       (5,363.864)        (1,265.214)        (6,158.617)
                                        ---------------    ---------------    ---------------
Outstanding at end of period.........       17,801.266          4,198.762         20,438.943
                                        ===============    ===============    ===============

 NOTE F - NET ASSETS REPRESENTED BY:

                                                                   December 31,1996

CONTRACTS IN ACCUMULATION PERIOD:                         Units        Unit Value       Amount
   International Growth Fund......................   49,208,677.687   $ 1.268100    $ 62,401,524
   Short Term Global Government Fund..............   20,093,503.244     1.090434      21,910,639
   Growth Fund....................................   66,849,400.755     1.735437     116,012,924
   Global Money Fund..............................   21,051,065.909     1.104596      23,252,923
   U.S. Government Fund............................  59,114,942.951     1.126013      66,564,194
   Growth and Income Fund.........................   41,176,555.767     1.516522      62,445,153
   Corporate Income Fund..........................   51,843,333.618     1.154101      59,832,443
   Short Term High Quality Bond Fund..............   11,613,016.642     1.067037      12,391,518
   Emerging Growth Fund...........................   38,477,387.014     1.451796      55,861,317
                                                                                    -------------
                                                                                     480,672,635
                                                                                    =============

CONTRACTS IN ANNUITY PERIOD:

International Growth Fund.........................       14,905.021   $ 1.268100    $     18,901
Short Term Global Government Fund.................       18,793.341     1.090434          20,493
Growth Fund.......................................       15,030.132     1.735437          26,084
Global Money Fund.................................        7,893.562     1.104596           8,719
U.S. Government Fund..............................       19,180.553     1.126013          21,598
Growth and Income Fund............................        8,843.952     1.516522          13,412
Corporate Income Fund.............................       22,490.997     1.154101          25,957
Emerging Growth Fund..............................       10,611.843     1.451796          15,406
                                                                                    -------------
                                                                                         150,570
                                                                                    -------------
TOTAL CONTRACT OWNER RESERVES.....................                                  $480,823,205
                                                                                    =============

                                                                   December 31,1995

CONTRACTS IN ACCUMULATION PERIOD:                         Units        Unit Value       Amount
   International Growth Fund......................   38,882,135.444   $ 1.180567    $ 45,902,966
   Short Term Global Government Fund..............   23,376,496.403     1.019136      23,823,829
   Growth Fund....................................   65,732,670.354     1.516694      99,696,347
   Global Money Fund..............................   19,070,427.181     1.068122      20,369,543
   US. Government Fund............................   47,440,751.595     1.102324      52,295,079
   Growth and Income Fund.........................   36,675,025.766     1.263773      46,348,907
   Corporate Income Fund..........................   52,014,100.048     1.166536      60,676,320
   Short Term High Quality Bond Fund..............   11,822,728.277     1.044070      12,343,756
   Emerging Growth Fund...........................   34,379,287.120     1.339251      46,042,495
                                                                                    -------------
                                                                                     407,499,242
                                                                                    =============


CONTRACTS IN ANNUITY PERIOD:

   Short Term Global Government Fund..............       17,801.266   $ 1.019136    $     18,142
   Growth Fund....................................        4,198.762     1.516694           6,368
   Corporate Income Fund..........................       20,438.943     1.166536          23,843
                                                                                    -------------
                                                                                          48,353
                                                                                    -------------
   TOTAL CONTRACT OWNER RESERVES..................                                  $407,547,595
                                                                                    =============

ERNST & YOUNG LLP      One Houston Center            Phone: 713 750 1500
                       Suite 2400                    Fax:   713 750 1501
                       1221 McKinney Street
                       Houston, Texas 77010-2007


                        Report of Independent Auditors

Board of Directors
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholders' equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                     /s/ERNST & YOUNG LLP
March 20, 1997


      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                                    December 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
ASSETS
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $24,762,134 in 1996 and $23,349,517 in 1995)                         $  25,395,381    $  24,769,751
   Equity securities, at fair value (cost - $17,642 in 1996 and
      $72,443 in 1995)                                                            20,555           92,318
   Mortgage loans on real estate                                               1,707,843        1,790,110
   Investment real estate                                                        145,442          141,927
   Policy loans                                                                1,006,137          918,465
   Other long-term investments                                                    43,344           23,819
   Short-term investments                                                         94,882           65,262
                                                                       ------------------------------------
Total investments                                                             28,413,584       27,801,652

Cash                                                                              33,550           43,944
Investment in Parent Company (cost - $8,597 in 1996 and 1995)                     28,597           24,399
Indebtedness from affiliates                                                      86,488           90,664
Accrued investment income                                                        392,058          392,832
Accounts receivable                                                              170,457          174,303
Deferred policy acquisition costs                                              1,042,783          605,501
Property and equipment                                                            35,414           38,275
Other assets                                                                     134,289          124,919
Assets held in separate accounts                                               7,727,189        5,051,112
                                                                       ------------------------------------
Total assets                                                               $  38,064,409    $  34,347,601
                                                                       ====================================

                                                                                    December 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
   Future policy benefits                                                  $  26,558,538    $  25,276,305
   Other policy claims and benefits payable                                       41,679           43,175
   Other policyholders' funds                                                    376,675          445,801
   Federal income taxes                                                          402,361          560,538
   Indebtedness to affiliates                                                      3,376            3,120
   Other liabilities                                                             325,630          284,328
   Liabilities related to separate accounts                                    7,727,189        5,051,112
                                                                       ------------------------------------
Total liabilities                                                             35,435,448       31,664,379

Shareholders' equity:
   Common stock, $10 par value, 600,000 shares authorized, issued, and
      outstanding                                                                  6,000            6,000
   Preferred stock, $100 par value, 8,500 shares authorized, issued,
      and outstanding                                                                850              850
   Additional paid-in capital                                                    933,342          858,075
   Net unrealized investment gains                                               219,151          493,594
   Retained earnings                                                           1,469,618        1,324,703
                                                                       ------------------------------------
Total shareholders' equity                                                     2,628,961        2,683,222

                                                                       ------------------------------------
Total liabilities and shareholders' equity                                 $  38,064,409    $  34,347,601
                                                                       ====================================

SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                        Consolidated Income Statements


                                                                YEAR ENDED DECEMBER 31
                                                         1996            1995           1994
                                                ------------------------------------------------------
                                                                      (IN THOUSANDS)

Revenues:
   Premiums and other considerations               $    382,923    $    342,420    $    324,521
   Net investment income                              2,095,072       2,011,088       1,874,323
   Net realized investment gains (losses)                28,502          (1,942)        (61,268)
   Other                                                 41,968          27,172          30,841
                                                ------------------------------------------------------
Total revenues                                        2,548,465       2,378,738       2,168,417

Benefits and expenses:
   Benefits                                           1,689,011       1,641,206       1,514,544
   Operating costs and expenses                         347,369         309,110         297,498
   Interest expense                                         830           2,180           1,254
                                                ------------------------------------------------------
Total benefits and expenses                           2,037,210       1,952,496       1,813,296
                                                ------------------------------------------------------
Income before income tax expense                        511,255         426,242         355,121

Income tax expense                                      176,660         143,947         128,188
                                                ------------------------------------------------------
Net income                                         $    334,595    $    282,295    $    226,933
                                                ======================================================


SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                Consolidated Statements of Shareholders' Equity


                                                                YEAR ENDED DECEMBER 31
                                                         1996            1995           1994
                                                ------------------------------------------------------
                                                                      (IN THOUSANDS)

Common stock:
   Balance at beginning of year                    $     6,000     $     6,000     $     6,000
   Change during year                                        -               -               -
                                                ------------------------------------------------------
Balance at end of year                                   6,000           6,000           6,000

Preferred stock:
   Balance at beginning of year                            850               -               -
   Change during year                                        -             850               -
                                                ------------------------------------------------------
Balance at end of year                                     850             850                -

Additional paid-in capital:
   Balance at beginning of year                        858,075         850,358          850,236
   Capital contribution from Parent                     75,000               -                -
   Other changes during year                               267           7,717              122
                                                ------------------------------------------------------
Balance at end of year                                 933,342         858,075          850,358

Net unrealized investment gains (losses):
   Balance at beginning of year                        493,594        (730,900)         427,471
   Change during year                                 (274,443)      1,224,494       (1,158,371)
                                                ------------------------------------------------------
Balance at end of year                                 219,151         493,594         (730,900)

Retained earnings:
   Balance at beginning of year                      1,324,703       1,249,109        1,261,676
   Net income                                          334,595         282,295          226,933
   Dividends paid                                     (189,680)       (206,701)        (239,500)
                                                ------------------------------------------------------
Balance at end of year                               1,469,618       1,324,703        1,249,109
                                                ------------------------------------------------------
Total shareholders' equity                         $ 2,628,961    $  2,683,222   $    1,374,567
                                                =======================================================

SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows


                                                                          YEAR ENDED DECEMBER 31
                                                                   1996            1995           1994
                                                          -----------------------------------------------------
                                                                                (IN THOUSANDS)
OPERATING ACTIVITIES
Net income                                                   $     334,595   $     282,295   $     226,933
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
      Change in accounts receivable                                  3,846         (18,654)         (8,942)
      Change in future policy benefits and other policy
         claims                                                   (543,193)        (70,383)        120,756
      Amortization of policy acquisition costs                     102,189          68,295          56,662
      Policy acquisition costs deferred                           (188,001)       (203,607)       (194,974)
      Change in other policyholders' funds                         (69,126)         63,174          38,379
      Provision for deferred income tax expense                     12,388          (9,773)         24,043
      Depreciation                                                  16,993          18,119          18,412
      Amortization                                                 (30,758)        (35,825)        (59,680)
      Change in indebtedness to/from affiliates                      4,432           7,596        (113,620)
      Change in amounts payable to brokers                         (25,260)         30,964          23,806
      Net (gain) loss on sale of investments                       (28,502)          1,942          61,268
      Other, net                                                    32,111          46,863         (61,093)
                                                          -----------------------------------------------------
Net cash (used in) provided by operating activities               (378,286)        181,006         131,950

INVESTING ACTIVITIES
Purchases of investments and loans made                        (27,245,453)    (14,573,323)    (15,723,196)
Sales or maturities of investments and receipts from
   repayment of loans                                           25,889,422      12,528,185      13,939,720
Sales and purchases of property and equipment, net                  (8,057)        (12,114)         (5,529)
                                                          -----------------------------------------------------
Net cash used in investing activities                           (1,364,088)     (2,057,252)     (1,789,005)

FINANCING ACTIVITIES
Policyholder account deposits                                    3,593,380       3,372,522       3,136,341
Policyholder account withdrawals                                (1,746,987)     (1,258,560)     (1,227,046)
Dividends paid                                                    (189,680)       (206,701)       (239,500)
Capital contribution from Parent                                    75,000               -               -
Other                                                                  267              67             122
                                                          -----------------------------------------------------
Net cash provided by financing activities                        1,731,980       1,907,328       1,669,917
                                                          -----------------------------------------------------
(Decrease) increase in cash                                        (10,394)         31,082          12,862
Cash at beginning of year                                           43,944          12,862               -
                                                          -----------------------------------------------------
Cash at end of year                                           $     33,550   $      43,944   $      12,862
                                                          =====================================================


Interest paid amounted to approximately $1,080,000, $1,933,000, and $1,207,000 in 1996, 1995, and 1994, respectively.

SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements


                               December 31, 1996


NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company, which is a wholly owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC").

The Company offers a complete portfolio of the standard forms of universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products are sold through its broker/dealer, American
General  Securities,  Inc.  The Company  serves the estate  planning  needs of middle- and upper-income households and the insurance needs of small- to medium-size businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products.
VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly owned life insurance subsidiaries, AGNY and VALIC. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1996.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                         1996            1995           1994
                                                ---------------------------------------------------
Net income:
   Statutory net income (1996 balance is
       unaudited)                                  $    284,070    $    197,769    $    281,344
   Deferred policy acquisition costs                     85,812         135,312         138,312
   Deferred income taxes                                (12,388)          9,773         (24,043)
   Adjustments to policy reserves                       (19,954)        (77,591)        (76,458)
   Goodwill amortization                                 (2,169)         (2,195)         (2,200)
   Net realized gain (loss) on investments               14,140          22,874         (19,654)
   Gain (loss) on sale of subsidiary                          -             661         (41,956)
   Other, net                                           (14,916)         (4,308)        (28,412)
                                                ---------------------------------------------------
GAAP net income                                    $    334,595    $    282,295    $    226,933
                                                ===================================================

Shareholders' equity:
   Statutory capital and surplus (1996 balance is
      unaudited)                                   $  1,441,768    $  1,298,323    $  1,283,268
   Deferred policy acquisition costs                  1,042,783         605,501       1,479,115
   Deferred income taxes                               (410,007)       (549,663)       (284,832)
   Adjustments to policy reserves                      (297,434)       (311,065)       (208,913)
   Acquisition-related goodwill                          55,626          57,795          59,990
   Asset valuation reserve ("AVR")                      291,205         263,295         223,382
   Interest maintenance reserve ("IMR")                      63           3,114            (272)
   Investment valuation differences                     643,289       1,417,775      (1,115,921)
   Benefit plans, pretax                                  6,749           6,023           4,421
   Surplus from separate accounts                      (106,026)        (76,645)        (51,704)
   Other, net                                           (39,055)        (31,231)        (13,967)
                                                ---------------------------------------------------
Total GAAP shareholders' equity                    $  2,628,961    $  2,683,222    $  1,374,567
                                                ===================================================

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred federal income taxes are provided for significant timing differences between income reported for financial reporting purposes and income reported for federal income tax purposes; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period. However, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are currently classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans, consisting of loans restructured or delinquent 60 days or more, and loans for which management has a concern based on its assessment of risk factors, such as potential nonpayment or nonmonetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Impaired loans, those for which the Company determines it is probable that all amounts due under the contractual terms will not be collected, are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balances adjusted periodically for uncollectible amounts.

INVESTMENT REAL ESTATE

Investment real estate consists of income-producing real estate, foreclosed real estate, and the American General Center, an office complex in Houston. The Company classifies all investment real estate, except the American General Center, as available-for-sale. Real estate available-for-sale is carried at the lower of cost less accumulated depreciation, if applicable, or fair value less costs to sell. Changes in estimates of fair value less costs to sell are recognized as realized gains (losses) through a valuation allowance.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

Real estate held-for-investment is carried at cost less accumulated depreciation and impairment reserves and write-downs, if applicable. Impairment losses are recorded whenever circumstances indicate that a property might be impaired and the estimated undiscounted future cash flows of the property are less than the carrying amount. In such event, the property is written down to fair value, determined by market prices, third-party appraisals, or expected future cash flows discounted at market rates. Any write-down is recognized as a realized loss, and a new cost basis is established.

INVESTMENT INCOME

Interest on fixed maturity securities, performing and restructured mortgage loans, and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS (LOSSES)

Realized   investment   gains  (losses)  are  recognized  using  the  specific
identification method and include declines in fair value of investments below cost that are considered to be other than temporary.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is limited to interest rate and currency swap agreements. The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

The fair values of the swap agreements are recognized in the consolidated balance sheet if they hedge investment securities carried at fair value or anticipated investment purchases. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains (losses) on securities included in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

For swap agreements hedging anticipated investment security purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

1.5 SEPARATE ACCOUNTS

Separate accounts are assets and liabilities associated with certain contracts, principally annuities; the investment risk lies solely with the contract holder rather than the Company. Consequently, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC")

Certain costs of writing an insurance policy, including agents' commissions, underwriting and marketing expenses, are deferred and reported as DPAC.

DPAC associated with interest-sensitive life insurance contracts, insurance investment contracts, and participating life insurance contracts, to the extent recoverable from expected future gross profits, is deferred and amortized generally in proportion to the present value of expected future gross profits from surrender charges and investment, mortality, and expense margins. Expected future gross profits are adjusted to include the impact of realized and unrealized gains (losses) as if net unrealized investment gains (losses) had been realized at the balance sheet date. The impact of this adjustment is included in the net unrealized gains (losses) on securities within shareholders' equity. DPAC associated with all other insurance contracts, to the extent recoverable from

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") (CONTINUED)

future policy revenues, is amortized over the premium-paying period of the related contracts using assumptions that are consistent with those used in computing policy benefit reserves.

The Company reviews the carrying value of DPAC on at least an annual basis. In determining whether the carrying amount is appropriate, the Company considers estimated future gross profits or future premiums, as applicable for the type of contract. In all cases, the Company considers expected mortality, interest earned and credited rates, persistency, and expenses.

1.7 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges assessed against the account balance. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in income in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due. When the revenue is recorded, an estimate of the cost of the related benefit is recorded in the future policy benefits account on the consolidated balance sheet. Also, this cost is recorded in the consolidated statement of income as a benefit in the current year and in all future years during which the policy is expected to be renewed.

1.8 OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed for indicators of impairment in value.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 DEPRECIATION

Provision for depreciation of American General Center, data processing equipment, and furniture and fixtures is computed on the straight-line method over the estimated useful lives of the assets.

1.10 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts which generally require performance over a period of more than one year. The contract provisions normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. In establishing reserves for limited payment and other long-duration contracts, an estimate is made of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, and payment of an endowment. Reserves for traditional insurance products are determined using the net level premium method. Based on past experience, consideration is given to expected policyholder deaths, policy lapses, surrenders, and terminations. Consideration is also given to the possibility that the Company's experience with policyholders will be worse than expected. Interest assumptions used to compute reserves ranged from 2.5% to 13.5% at December 31, 1996.

The claim reserves are determined using case-basis evaluation and statistical analyses and represent estimates of the ultimate net cost of unpaid claims. These estimates are reviewed; and as adjustments become necessary, such adjustments are reflected in current operations. Since these reserves are based on estimates, the ultimate settlement of claims may vary from the amounts included in the accompanying financial statements. Although it is not possible to measure the degree of variability inherent in such estimates, management believes claim reserves are reasonable.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 REINSURANCE

The Company limits its exposure to loss on any single insured to $1.5 million by ceding additional risks through reinsurance contracts with other insurers. Ceded reinsurance becomes a liability of the reinsurer assuming the risk. The Company diversifies its risk of exposure to reinsurance loss by using several reinsurers that have strong claims-paying ability ratings. If a reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

Benefits paid and future policy benefits related to ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.12 PARTICIPATING POLICY CONTRACTS

Participating life insurance contracts contain dividend payment provisions that entitle the policyholder to participate in the earnings of the contracts. Participating life insurance contracts accounted for 2.47% and 2.48% of life insurance in force at December 31, 1996 and 1995, respectively. Such business is accounted for in accordance with SFAS 120.

1.13 INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/nonlife consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax-sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

                    American General Life Insurance Company

1.    ACCOUNTING POLICIES (CONTINUED)

1.13 INCOME TAXES (CONTINUED)

Income taxes are provided for in accordance with SFAS 109. Under this standard, deferred tax assets and liabilities are calculated using the differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rate. The effect of a tax rate change is recognized in income in the period of enactment. Under SFAS 109, state income taxes are included in income tax expense.

1.14 STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. Expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans no expense is recognized, since the market price equals the exercise price at the measurement date.

Under an alternative accounting method, compensation expense arising from stock-based compensation plans would be measured at the estimated fair value of the stock-based award at the date of grant. Use of this method would not have a material impact on net income.

                    American General Life Insurance Company

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Investment income:
   Fixed maturities                                       $1,846,549        $1,759,358       $1,611,355
   Equity securities                                           1,842             6,773            5,860
   Mortgage loans on real estate                             175,833           185,022          202,399
   Investment real estate                                     22,752            16,397           15,049
   Policy loans                                               58,211            52,939           48,973
   Other long-term investments                                 2,328             1,996            1,389
   Short-term investments                                      9,280             6,234            9,753
   Investment income from affiliates                          11,502            12,570           13,632
                                                     ------------------------------------------------------
Gross investment income                                    2,128,297         2,041,289        1,908,410
Investment expenses                                           33,225            30,201           34,087
                                                     ------------------------------------------------------
Net investment income                                     $2,095,072        $2,011,088       $1,874,323
                                                     ======================================================

The carrying value of investments that have produced no investment income during 1996 was less than 1% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Fixed maturities:
   Gross gains                                            $   46,498        $   38,657       $   21,780
   Gross losses                                              (47,293)          (41,022)        (116,217)
                                                     ------------------------------------------------------
Total fixed maturities                                          (795)           (2,365)         (94,437)
Equity securities                                             18,304             9,710           14,313
Other investments                                             10,993            (9,287)          18,856
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   before tax                                                 28,502            (1,942)         (61,268)
Income tax expense (benefit)                                   9,976               547          (13,996)
                                                     ======================================================
Net realized investment gains (losses)
   after tax                                              $   18,526        $   (2,489)      $  (47,272)
                                                     ======================================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1996 and 1995 were as follows:

                                                                 GROSS       GROSS UNREALIZED
                                           AMORTIZED COST      UNREALIZED          LOSS              FAIR
                                                                  GAIN                              VALUE
                                         ------------------------------------------------------------------------
                                                                     (IN THOUSANDS)
December 31, 1996 Fixed maturity securities:
   Corporate securities:
      Investment grade                     $    15,639,170    $    528,602      $     90,379    $    16,077,393
      Below investment grade                       898,187          29,384             5,999            921,572
   Mortgage-backed securities*                   7,547,616         186,743            54,543          7,679,816
   U.S. government obligations                     313,759          26,597             1,050            339,306
   Foreign governments                             313,655          13,255               248            326,662
   State and political subdivisions                 48,553           1,003               226             49,330
   Redeemable preferred stocks                       1,194             108                 -              1,302
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    24,762,134    $    785,692      $    152,445    $    25,395,381
                                         ========================================================================

Equity securities                          $        17,642    $      3,021      $        108    $        20,555
                                         ========================================================================

Investment in Parent Company               $         8,597    $     20,000      $          -    $        28,597
                                         ========================================================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                                 GROSS       GROSS UNREALIZED
                                           AMORTIZED COST      UNREALIZED          LOSS              FAIR
                                                                  GAIN                              VALUE
                                         ------------------------------------------------------------------------
                                                                     (IN THOUSANDS)
December 31, 1995 Fixed maturity securities:
   Corporate securities:
      Investment grade                     $    13,368,369    $      929,067      $   20,649    $    14,276,787
      Below investment grade                       939,223            41,325           5,215            975,333
   Mortgage-backed securities*                   8,459,110           412,700           5,182          8,866,628
   U.S. government obligations                     245,860            43,771             116            289,515
   Foreign governments                             294,619            22,854               -            317,473
   State and political subdivisions                 38,640             1,531              20             40,151
   Redeemable preferred stocks                       3,696               263              95              3,864
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    23,349,517    $    1,451,511      $   31,277    $    24,769,751
                                         ========================================================================

Equity securities                          $        72,443    $       19,915      $       40    $        92,318
                                         ========================================================================

Investment in Parent Company               $         8,597    $       15,802      $        -    $        24,399
                                         ========================================================================


* Primarily includes pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in shareholders' equity at December 31 were as follows:

                                                                             1996              1995
                                                                       ------------------------------------
                                                                                  (IN THOUSANDS)
Gross unrealized gains                                                   $     808,713    $   1,487,228
Gross unrealized losses                                                       (152,553)         (31,317)
DPAC and other fair value adjustments                                         (315,117)        (687,773)
Deferred federal income taxes                                                 (121,892)        (274,544)
                                                                       ====================================
Net unrealized gains on securities                                       $     219,151    $     493,594
                                                                       ====================================


The contractual maturities of fixed maturity securities at December 31, 1996 were as follows:

                                                                           AMORTIZED             MARKET
                                                                             COST                VALUE
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Fixed maturity securities, excluding mortgage-backed securities:
      Due in one year or less                                            $       410,953  $       414,215
      Due after one year through five years                                    3,523,441        3,649,205
      Due after five years through ten years                                   9,316,775        9,575,258
      Due after ten years                                                      3,963,349        4,076,887
Mortgage-backed securities                                                     7,547,616        7,679,816
                                                                       ====================================
Total fixed maturity securities                                          $    24,762,134  $    25,395,381
                                                                       ====================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $16.2 billion, $7.3 billion, and $3.7 billion during 1996, 1995, and 1994, respectively.

                    American General Life Insurance Company

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 1996 and 1995:

                                                    OUTSTANDING      PERCENT OF TOTAL        PERCENT
                                                      AMOUNT                              NONPERFORMING
                                                 ----------------------------------------------------------
                                                   (IN MILLIONS)
December 31, 1996 Geographic distribution:
   South Atlantic                                   $  522              30.6%                 8.1%
   Pacific                                             407              23.8                  8.1
   Mid-Atlantic                                        231              13.5                    -
   East North Central                                  168               9.8                    -
   Mountain                                            153               9.0                  2.8
   West South Central                                  141               8.2                  5.3
   East South Central                                  109               6.4                    -
   West North Central                                   13               0.8                    -
   New England                                          13               0.8                    -
Allowance for losses                                   (49)             (2.9)                   -
                                                 ------------------------------------
Total                                               $1,708             100.0%                 5.0%
                                                 ====================================

Property type:
   Office                                           $  590              34.5%                   -%
   Retail                                              502              29.4                  2.5
   Industrial                                          304              17.8                  6.0
   Apartments                                          264              15.5                  8.3
   Hotel/motel                                          54               3.2                    -
   Other                                                43               2.5                 78.8
Allowance for losses                                   (49)             (2.9)                   -
                                                 ====================================
Total                                               $1,708             100.0%                 5.0%
                                                 ====================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                                                    OUTSTANDING      PERCENT OF TOTAL        PERCENT
                                                      AMOUNT                              NONPERFORMING
                                                 ----------------------------------------------------------
                                                   (IN MILLIONS)

December 31, 1995 Geographic distribution:
   South Atlantic                                   $  551              30.8%               7.8%
   Pacific                                             491              27.4                8.9
   Mid-Atlantic                                        220              12.3                  -
   East North Central                                  192              10.6                  -
   Mountain                                             81               4.5                5.3
   West South Central                                  189              10.6               11.4
   East South Central                                  112               6.3                  -
   West North Central                                    9               0.5                  -
   New England                                           9               0.5                  -
Allowance for losses                                   (64)             (3.5)                 -
                                                 ====================================
Total                                               $1,790             100.0%               6.1%
                                                 ====================================

Property type:
   Office                                           $  591              33.0%               2.1%
   Retail                                              520              29.0                3.2
   Industrial                                          306              17.1                2.2
   Apartments                                          315              17.6               12.4
   Hotel/motel                                          21               1.2                  -
   Residential                                          56               3.1                6.9
   Other                                                45               2.5               75.6
Allowance for losses                                   (64)             (3.5)                 -
                                                 ====================================
Total                                               $1,790             100.0%               6.1%
                                                 ====================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

Impaired mortgage loans on real estate and related interest income were as follows:

                                                               DECEMBER 31
                                                         1996              1995
                                                   ------------------------------------
                                                              (IN MILLIONS)
Impaired loans:
   With allowance*                                       $   60           $   79
   Without allowance                                          -                4
                                                    ------------------------------------
Total impaired loans                                     $   60           $   83
                                                    ====================================

* Represents gross amounts before allowance for mortgage loan losses of $9 million and $22 million, respectively.

                                              1996             1995              1994
                                       ------------------------------------------------------
                                                          (IN MILLIONS)

Average investment                          $   72            $  102           $  100
Interest income earned                      $    6            $    8           $    6
Interest income - cash basis                $    6            $    8           $    3

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.5 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                                                             December 31, 1996
                                                           ------------------------------------------------------
                                                                                                  AMOUNT AT
                                                                                                WHICH SHOWN IN
                                                                                              THE BALANCE SHEET
                                                                  COST             VALUE
                                                           ------------------------------------------------------
                                                                              (IN THOUSANDS)
Fixed maturities:
   Bonds:
      United States government and government
       agencies and authorities                                 $    313,759      $    339,306     $    339,306
      States, municipalities, and political
       subdivisions                                                   48,553            49,330           49,330
      Foreign governments                                            313,655           326,662          326,662
      Public utilities                                             2,014,461         2,088,615        2,088,615
      Mortgage-backed securities                                   7,547,616         7,679,816        7,679,816
      All other corporate bonds                                   14,522,896        14,910,350       14,910,350
   Redeemable preferred stocks                                         1,194             1,302            1,302
                                                           ------------------------------------------------------
Total fixed maturities                                            24,762,134        25,395,381       25,395,381
Equity securities:
   Common stocks:
      Industrial, miscellaneous, and other                             9,976            10,163           10,163
   Nonredeemable preferred stocks                                      7,666            10,392           10,392
                                                           ------------------------------------------------------
Total equity securities                                               17,642            20,555           20,555
Mortgage loans on real estate*                                     1,707,843         XXXXXXXXX        1,707,843
Investment real estate                                               145,442         XXXXXXXXX          145,442
Policy loans                                                       1,006,137         XXXXXXXXX        1,006,137
Other long-term investments                                           43,344         XXXXXXXXX           43,344
Short-term investments                                                94,882         XXXXXXXXX           94,882
                                                           ======================================================
Total investments                                               $ 27,777,424      $  XXXXXXXXX     $ 28,413,584
                                                           ======================================================

*   Amount is net of a $49 million allowance for losses.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITION COSTS (DPAC)

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Balance at January 1                                   $   605,501         $ 1,479,115    $     481,615
   Capitalization                                          188,001             203,607          194,974
   Amortization                                           (102,189)            (68,295)         (56,662)
                                                     ======================================================
BalancegatiDecemberf31t of SFAS 115                    $ 1,042,783           ($605,501)   $   1,479,115
                                                     ======================================================


4. OTHER ASSETS

Other assets consisted of the following:

                                                                                   December 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)

Goodwill                                                                  $     55,626     $     57,795
Other                                                                           78,663           67,124
                                                                       ------------------------------------
Total other assets                                                        $    134,289     $    124,919
                                                                       ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                                                   December 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Current tax (receivable) payable                                          $     (7,646)    $     10,875
Deferred tax liabilities, applicable to:
   Net income                                                                  288,115          275,119
   Net unrealized investment gains                                             121,892          274,544
                                                                       ------------------------------------
Total deferred tax liabilities                                                 410,007          549,663
                                                                       ------------------------------------
Total current and deferred tax liabilities                                $    402,361     $    560,538
                                                                       ====================================

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                       1996                  1995
                                                              ---------------------------------------------
                                                                             (IN THOUSANDS)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                               $     308,802         $     163,017
   Basis differential of investments                                     254,402               534,942
   Other                                                                 130,423               117,436
                                                              ---------------------------------------------
Total deferred tax liabilities                                           693,627               815,395

Deferred tax assets applicable to:
   Policy reserves                                                      (219,677)             (227,656)
   Other                                                                 (63,943)              (38,076)
                                                              ---------------------------------------------
Total deferred tax assets before valuation
   allowance                                                            (283,620)             (265,732)
Valuation allowance                                                            -                     -
                                                              ---------------------------------------------
Total deferred tax assets, net of valuation
   allowance                                                            (283,620)             (265,732)
                                                              ---------------------------------------------
Net deferred tax liabilities                                       $     410,007         $     549,663
                                                              =============================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $93.6 million at December 31, 1996. At current corporate rates, the maximum amount of tax on such income is approximately $32.8 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

5.2 TAX EXPENSE

Components of income tax expense for the year were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Current expense                                         $    164,272      $    153,720     $    104,145
Deferred expense (benefit):
   Deferred policy acquisition cost                           21,628            38,275           30,234
   Policy reserves                                           (27,460)          (49,177)         (42,302)
   Basis differential of investments                           4,129             3,710           23,482
   Other, net                                                 14,091            (2,581)          12,629
                                                     ------------------------------------------------------
Total deferred                                                12,388            (9,773)          24,043
                                                     ------------------------------------------------------
Income tax expense                                      $    176,660      $    143,947     $    128,188
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Income tax at statutory percentage of GAAP pretax
   income                                               $    178,939      $    149,185     $    124,292
Tax-exempt investment income                                  (9,347)          (10,185)          (9,725)
Goodwill                                                         759               768              770
Tax on sale of subsidiary                                          -              (661)          10,722
Other                                                          6,309             4,840            2,129
                                                     ------------------------------------------------------
Income tax expense                                      $    176,660      $    143,947     $    128,188
                                                     ======================================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $182 million, $90 million, and $181 million in 1996, 1995, and 1994, respectively.

5.4 TAX RETURN EXAMINATIONS

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the consolidated returns through 1988. The IRS is continuing to dispute the tax treatment of some items for the years 1977 through 1988. Some of these issues will require litigation to resolve; and any amounts ultimately settled with the IRS would also include interest. Although the final outcome is uncertain, the Parent Company believes that the ultimate liability, including interest, resulting from these issues will not exceed amounts currently provided for in the consolidated financial statements. The IRS is currently examining the consolidated tax returns for the years 1989 through 1992.

In April 1992, the IRS issued Notices of Deficiency for the 1977 - 1981 tax years of certain insurance subsidiaries. The basis of the dispute was the tax treatment of modified coinsurance agreements. The Parent Company elected to pay all related assessments plus associated interest, totaling $59 million. A claim for refund of tax and interest was disallowed by the IRS in January 1993. On June 30, 1993, a representative suit for refund was filed in the United States Court of Federal Claims. On February 7, 1996, the court ruled in favor of the Parent Company on all legal issues related to this contingency, and a judgement was entered in favor of the Parent Company on July 9, 1996 for the portion of the contingency related to the representative case. The IRS has appealed this judgement; however, the Parent Company intends to pursue a full refund of the amounts paid. Accordingly, no provision has been made in the consolidated financial statements related to this contingency.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:

                                                 December 31, 1996                   December 31, 1995
                                        -----------------------------------------------------------------------
                                            PAR VALUE        BOOK VALUE        PAR VALUE        BOOK VALUE
                                        -----------------------------------------------------------------------
                                                                    (IN THOUSANDS)
American General Corporation,
   9 3/8% due 2008                         $     4,725       $      3,239     $     4,725       $      3,197
American General Corporation,
   8 1/4%, due 2004                             19,572             19,572          22,018             22,018
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                            33,550             33,550          35,608             35,608
                                        -----------------------------------------------------------------------
Total notes receivable from affiliates
                                                57,847             56,361          62,351             60,823
Accounts receivable from affiliates
                                                     -             30,127               -             29,841
                                        -----------------------------------------------------------------------
Indebtedness from affiliates               $    57,847       $     86,488     $    62,351       $     90,664
                                        =======================================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment advisory services. The Company paid approximately $22,083,000, $21,006,000, and $21,161,000 for such services in 1996, 1995, and 1994, respectively. Accounts payable for such services at December 31, 1996 and 1995 were not material. In addition, the Company rents facilities and provides services to various American General companies. The Company received approximately $1,255,000, $2,086,000, and $2,486,000 for such services and rent in 1996, 1995, and 1994, respectively. Accounts receivable for rent and services at December 31, 1996 and 1995 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, the Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

During 1996, the Company's residential mortgage loan portfolio of $42 million was sold to American General Finance at carrying value plus accrued interest.

                    American General Life Insurance Company

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory, defined benefit pension plans covering most employees. Pension benefits are based on the participant's average monthly compensation and length of credited service offset by an amount that complies with federal regulations. The Company's funding policy is to contribute annually no more than the maximum amount deductible for federal income tax purposes. The Company uses the projected unit credit method for computing pension expense.

The components of pension expense and underlying assumptions were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
Service cost - benefits earned during period           $      1,826      $      1,346      $     1,825
Interest cost on projected benefit obligation                 2,660             2,215            2,007
Actual return on plan assets                                 (9,087)          (10,178)            (523)
Amortization of unrecognized net asset                         (261)             (888)            (900)
Amortization of unrecognized prior service cost
                                                                197               197              222
Deferral of net asset gain (loss)                             4,060             5,724           (3,586)
Amortization of gain                                             68                38              102
                                                     ------------------------------------------------------
Total pension income                                   $       (537)     $     (1,546)     $      (853)
                                                     ======================================================

Assumptions:
   Weighted-average discount rate on benefit
      obligation                                               7.50%             7.25%            8.50%
   Rate of increase in compensation levels                     4.00%             4.00%            4.00%
   Expected long-term rate of return on plan assets
                                                              10.00%            10.00%           10.00%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The funded status of the plans and the prepaid pension expenses included in other assets at December 31 were as follows:

                                                                                   DECEMBER 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Actuarial present value of benefit obligation:
   Vested                                                                 $    27,558      $    24,972
   Nonvested                                                                    4,000            3,933
   Additional minimum liability                                                   205              323
                                                                       ------------------------------------
Accumulated benefit obligation                                                 31,763           29,228
Effect of increase in compensation levels                                       5,831            5,536
                                                                       ------------------------------------
Projected benefit obligation                                                   37,594           34,764
Plan assets at fair value                                                      65,159           56,598
                                                                       ------------------------------------
Plan assets in excess of projected benefit obligation                          27,565           21,834
Unrecognized net gain                                                         (15,881)          (9,715)
Unrecognized prior service cost                                                   274              473
Unrecognized transition asset                                                       -             (261)
                                                                       ------------------------------------
Prepaid pension expense                                                   $    11,958      $    12,331
                                                                       ====================================

More than 95% of the plan assets were invested in fixed maturity and equity securities at the plan's most recent balance sheet date.

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company and its life insurance subsidiaries, together with certain other insurance subsidiaries of the Parent Company, have life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

The life plans are fully insured. A portion of the retiree medical and dental plans are funded through a voluntary employees' beneficiary association ("VEBA") established in 1994; the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities were as follows:

                                                                                   DECEMBER 31
                                                                             1996              1995
                                                                       ------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
Actuarial present value of benefit obligation:
   Retirees                                                                    $5,199         $  6,242
   Fully eligible active plan participants                                        251              143
   Other active plan participants                                               2,465            2,580
                                                                       ------------------------------------
Accumulated postretirement benefit obligation                                   7,915            8,965
Plan assets at fair value                                                         106              203
                                                                       ------------------------------------
Accumulated postretirement benefit obligation in excess
    of plan assets at fair value                                                7,809            8,762
Unrecognized net gain                                                            (243)          (1,855)
                                                                       ------------------------------------
Accrued postretirement benefit cost                                            $7,566         $  6,907
                                                                       ====================================

Weighted-average discount rate on postretirement benefit obligation
                                                                                 7.50%           7.25%

The components of postretirement benefit expense were as follows:

                                                            1996             1995              1994
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Service cost - benefits earned                               $218              $171             $208
Interest cost on accumulated postretirement benefit
    obligation                                                626               638              527
                                                     ------------------------------------------------------
Postretirement benefit expense                               $844              $809             $735
                                                     ======================================================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed in 1997; the rate was assumed to decrease gradually to 5.0% in 2005 and remain at that level. A 1% increase in the assumed annual rate of increase in per capita cost of health care benefits results in a $337,894,000 increase in accumulated postretirement benefit obligation and a $58,817,000 increase in postretirement benefit expense.

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company is neither a dealer nor a trader in derivative financial instruments.

Interest rate swaps are occasionally used to effectively convert specific investment securities from a floating- to a fixed-rate basis, or vice versa, and to hedge against the risk of rising prices on anticipated investment security purchases.

Currency swap agreements are infrequently used to effectively convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and to hedge against currency rate fluctuations on anticipated investment security purchases.

8.2 CREDIT AND MARKET RISK

The Company is exposed to credit risk in the event of nonperformance by counterparties to swap agreements. The Company limits this exposure by entering into swap agreements with counterparties having high credit ratings and regularly monitoring the ratings.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 CREDIT AND MARKET RISK (CONTINUED)

The Company's credit exposure on swaps is limited to the fair value of swap agreements that are favorable to the Company. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the consolidated financial statements.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of swap agreements and of the related investment securities.

Derivative financial instruments related to investment securities did not have a material effect on net investment income in 1996, 1995, or 1994.

8.3 TERMS OF DERIVATIVE FINANCIAL INSTRUMENTS

Derivative   financial   instruments  related  to  investment   securities  at
December 31 were as follows:

                                                                             1996              1995
                                                                       ------------------------------------
                                                                              (DOLLARS IN MILLIONS)
Interest rate swap agreements to pay fixed rate:
   Notional amount                                                             $60              $45
   Average receive rate                                                       6.19%            5.82%
   Average pay rate                                                           6.42%            6.41%
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                             $44              $24
   Average receive rate                                                       6.84%            7.03%
   Average pay rate                                                           6.01%            6.82%
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                        $99              $72
      Average exchange rate                                                   1.57             1.62

Average floating rates may change significantly, thereby affecting future cash flows. Swap agreements generally have terms of two to ten years.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of the fair value of financial instruments. This standard excludes certain financial instruments and all nonfinancial instruments, including policyholder liabilities, from its disclosure requirements. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

Carrying amounts and fair values for those financial instruments covered by SFAS 107 at December 31, 1996 are presented below:

                                                                             FAIR            CARRYING
                                                                             VALUE            AMOUNT
                                                                       ------------------------------------
                                                                                  (IN MILLIONS)
Assets:
   Fixed maturity and equity securities *                                 $    25,416      $    25,416
   Mortgage loans on real estate                                          $     1,716      $     1,708
   Policy loans                                                           $     1,012      $     1,006
   Investment in parent company                                           $        29      $        29
   Indebtedness from affiliates                                           $        86      $        86
Liabilities:
   Insurance investment contracts                                         $    22,025      $    23,416


* Includes derivative financial instruments with negative fair value of $10.8 million and $3.6 million and positive fair value of $.6 million and $1.1 million at December 31, 1996 and 1995, respectively.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used to estimate the fair values of financial instruments:

         FIXED MATURITY AND EQUITY SECURITIES

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

         MORTGAGE LOANS ON REAL ESTATE

         Fair value of mortgage loans was estimated primarily using discounted cash flows based on contractual maturities and risk-adjusted discount rates.

         POLICY LOANS

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

         INVESTMENT IN PARENT COMPANY

         The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

         INSURANCE INVESTMENT CONTRACTS

         Insurance investment contracts do not subject the Company to significant risks arising from policyholder mortality or morbidity. The majority of the Company's annuity products are considered insurance investment contracts. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

         INDEBTEDNESS FROM AFFILIATES

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $189 million, $207 million, and $240 million in dividends on common stock to AGC Life Insurance Company in 1996, 1995 and 1994, respectively. The 1995 dividends included $701 thousand in the form of furniture and equipment. In addition, in 1996, the Company paid $680 thousand in dividends on preferred stock to Franklin.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1996, approximately $2.4 billion of consolidated shareholders' equity represents net assets of the Company which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $1.7 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

The Company is party to various lawsuits arising in the ordinary course of business. The Company believes that it has a valid and substantial defense to each of these actions and is defending them vigorously. Further, it is the Company's opinion and the opinion of counsel for the Company that the outcome of these actions will not have a materially adverse effect on the financial position or results of operations of the Company.

The Company is a defendant in lawsuits filed as purported class actions, asserting claims related to sales practices of certain life insurance products. Because these cases are in the early stages of litigation, it is premature to address their materiality. The claims are being defended vigorously by the Company.

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1996 and 1995, the Company has accrued $16.1 million and $21.3 million, respectively, for guaranty fund assessments, net of $4.1 million and $4.3 million, respectively, of premium tax deductions. The Company has recorded receivables of $10.9 million and $7.4 million at December 31, 1996 and 1995, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $6.0 million, $22.4 million, and $8.7 million in 1996, 1995, and 1994, respectively.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 1996, 1995, and 1994 were as follows:

                                                                                                             PERCENTAGE
                                                       CEDED TO OTHER    ASSUMED FROM                         OF AMOUNT
                                      GROSS AMOUNT       COMPANIES      OTHER COMPANIES     NET AMOUNT      ASSUMED TO NET
                                    ----------------------------------------------------------------------------------------
                                                                (IN THOUSANDS)
December 31, 1996
Life insurance in force               $    44,535,841  $   8,625,465        $   5,081     $    35,915,457         .01%
                                    =======================================================================
Premiums:
   Life insurance and annuities
                                      $       104,225  $      34,451        $      36     $        69,810         .05%
   Accident and health insurance
                                                1,426             64                -               1,362         .00%
                                    -----------------------------------------------------------------------
Total premiums                        $       105,651  $      34,515        $      36     $        71,172         .05%
                                    =======================================================================

December 31, 1995
Life insurance in force               $    44,637,599  $   7,189,493        $   5,771     $    37,453,877        0.02%
                                    =======================================================================
Premiums:
   Life insurance and annuities
                                      $       103,780  $      26,875        $     171     $        77,076        0.22%
   Accident and health insurance
                                                1,510             82                -               1,428        0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $       105,290  $      26,957        $     171     $        78,504        0.22%
                                    =======================================================================

December 31, 1994
Life insurance in force               $    41,360,465  $   4,519,564        $   6,813     $    36,847,714        0.02%
                                    =======================================================================
Premiums:
   Life insurance and annuities
                                      $       110,089  $      26,390        $     147     $        83,846        0.18%
   Accident and health insurance
                                                1,723            146                -               1,577        0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $       111,812  $      26,536        $     147     $        85,423        0.17%
                                    =======================================================================

                    American General Life Insurance Company

12. REINSURANCE (CONTINUED)

Reinsurance recoverable on paid losses was approximately $6,904,000, $6,190,000 and $3,671,000 at December 31, 1996, 1995, and 1994, respectively.
Reinsurance recoverable on unpaid losses was approximately $4,282,000, $2,775,000, and $5,371,000 at December 31, 1996, 1995, and 1994, respectively.

13.   ACQUISITIONS

Effective  December  31,  1995,  the Company  purchased  Franklin  United Life
Insurance Company, a subsidiary of Franklin, which is a wholly owned subsidiary of the Parent Company. This purchase was effected through issuance of $8.5 million in preferred stock to Franklin. The acquisition was accounted for using the purchase method of accounting and is not material to the operations of the Company.

                                    PART C

                               OTHER INFORMATION

ITEM           24. FINANCIAL STATEMENTS AND EXHIBITS

               (a)  Financial Statements

                      PART A: None

                      PART B:

                      Financial Statements of the Sierra Advantage Divisions
                       of American General Life Insurance Company Separate Account D
                      Report of Ernst & Young LLP, independent auditors Statement of Net Assets as of December 31, 1996 Statement of Operations for the year ended December 31,
                       1996
                      Statement of Changes in Net Assets for the years ended
                       December 31, 1996 and 1995
                      Notes to Audited Financial Statements

                      Consolidated Financial Statements of American General
                       Life Insurance Company

                      Report of Ernst & Young LLP, independent auditors
                       Consolidated Balance Sheets as of December 31, 1996 and 1995
                      Consolidated Statements of Income for the years ended
                       December 31, 1996, 1995 and 1994
                      Consolidated Statements of Shareholders' Equity for the
                       years ended December 31, 1996, 1995 and 1994
                      Consolidated Statements of Cash Flows for the years
                       ended December 31, 1996, 1995 and 1994
                      Notes to Consolidated Financial Statements

                      PART C: None

               (b)  Exhibits
 1(a)      American  General  Life  Insurance  Company  of  Delaware  Board of
           Directors  resolution  authorizing  the  establishment  of Separate
           Account D (1)

  (b)      Resolution  of the Board of  Directors  of  American  General  Life
           Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company (2)

  (c)      Resolution  of the Board of  Directors  of  American  General  Life
           Insurance Company of Delaware providing, INTER ALIA, for Registered
           Separate Accounts' Standards of Conduct (3)

 2         None


                                      C-1


 3(a)(i)   Distribution  Agreement  dated  March  24,  1993  between  American
           General Securities Incorporated and American General Life Insurance
           Company (4)

     (ii)  Form of Master Marketing and Distribution  Agreement,  by and among
           American   General  Life  Insurance   Company,   American   General
           Securities Incorporated and Sierra Investment Services Corporation

  (b)      Selling/Master  General Agent Agreement among American General Life
           Insurance  Company,  American General  Securities  Incorporated and
           Sierra Investment Services Corporation (5)

  (c)(i)   Trust Participation Agreement (5)


     (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General
           Securities  Incorporated,  The  Sierra  Variable  Trust and  Sierra
           Investment Services Corporation

  (d)      Agreement  respecting  certain   indemnification  given  by  Sierra
           Investment  Advisors  Corporation  and Sierra  Investment  Services
           Corporation to American General Life Insurance Company and American
           General Securities Incorporated (5)

  (e)      Form of Selling Group Agreement, by and among American General Life
           Insurance Company, Sierra Investment Services Corporation, and selling group members.

 4(a)      Specimen form of Combination  Fixed and Variable  Annuity  Contract
           (4)

  (b)      Form of Waiver of Surrender Charge Rider (6)

  (c)      Form of Qualified Contract Endorsement (6)

  (d)(i)   Specimen   form  of   Individual   Retirement   Annuity   Financial
           Disclosure (7)

     (ii)  Specimen form of Individual Retirement Annuity Endorsement (4)

     (iii) Specimen form of IRA Instruction Form (6)

  (e)      Form  of  Amendment  to  Combination  Fixed  and  Variable  Annuity
           Contract (6)

 5(a)(i)   Specimen form of Application (8)

     (ii)  Specimen form of Application, revised October, 1993 (5)

     (iii) Specimen form of SNAP Annuity Ticket application (6)

     (iv)  Specimen form of Application, revised April, 1995 (11)

  (b)(i)   Election of Annuity Payment Option/Change Form (5)


                                      C-2


     (ii)  Specimen  form of Absolute  Assignment  to Effect  Section  1035(a)
           Exchange  and  Rollover  of a  Life  Insurance  Policy  or  Annuity
           Contract (6)

  (c)(i)(A)Contract   Service   Request,    including    telephone    transfer
           authorization (5)

  (c)(i)(B)Contract   Service   Request,    including    telephone    transfer
           authorization, revised January, 1996 (11)

     (ii) Form of Authorization Limited to Execution of Transaction Requests for Contract (4)

     (iii) Form of Transaction Request Form (6)

 6(a)      Amended and Restated  Articles of Incorporation of American General
           Life Insurance Company, effective December 31, 1991 (2)

  (b)      Bylaws of American General Life Insurance Company,  adopted January
           22, 1992 (9)

 7         None

 8         Form of Sierra Asset  Management  Program  Agreement and Disclosure
           Statement (10)

 9         Opinion and consent of Counsel (l4)

10         Consent of Independent Auditors

11         None

12         None

13(a)      Computations  of Average Annual Total Returns for the Periods Ended
           December 31, 1994 (6)

  (b) Computations of Cumulative Total Returns (Without Surrender Charge) for the Periods Ended December 31, 1994 (6)

  (c)      Computations of Aggregate  Cumulative Total Returns for the Periods
           Ended December 31, 1994 (6)

  (d)      Computations  of 30 Day Yield for the U.S.  Government,  Short Term
           High  Quality  Bond,   Corporate   Income  and  Short  Term  Global
           Government Divisions for the Period Ended December 31, 19946

  (e)      Computation  of 7 Day Yield for the Global  Money  Division for the
           Period Ended December 31, 1994 (6)

14 A Financial Data Schedule for the Sierra Advantage Divisions meeting the requirements of Rule 483(e) of the Securities Act of 1933 is being filed as Exhibit 27 hereof.

15(a)      Power of  Attorney  with  respect to  Registration  Statements  and
           Amendments  thereto  signed  by  the  following  persons  in  their capacities as directors and, where applicable, officers of American
           General Life Insurance Company:  Messrs. Devlin, Rashid, and Luther
           (6)


                                      C-3


  (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Robert S. Cauthen, Jr. in his capacity as a director and officer of American General Life Insurance
           Company (6)

  (c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by James R. Tuerff in his capacity as a director of American General Life Insurance Company, filed as part of Post-Effective Amendment No. 1 to this Form N-4 Registration
           Statement on October 18, 1993 (5)

  (d) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Peter V. Tuters in his capacity as a director or officer of American General Life Insurance Company (6)

  (e)      Power of  Attorney  with  respect to  Registration  Statements  and
           Amendments  thereto  signed  by  the  following  persons  in  their capacities as directors and, where applicable, officers of American
           General Life Insurance Company:  Messrs. Kelley, Pulliam, and Young
           (6)

  (f) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American
           General Life Insurance Company: Messrs. Atnip and Newton (11)

  (g) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and where applicable, officers of American
           General Life Insurance Company: Messrs. Martin and Herbert

  (h) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American
           General Life Insurance Company: Messrs. Fravel and LaGrasse

16         Statement concerning applicable SEC Exemptive Order (8)

27         Financial Data Schedule

(1) Incorporated herein by reference to the initial filing of Registrant's Form S-6 Registration Statement (File No. 2-49805), filed on December 6, 1973.

(2) Incorporated herein by reference to the initial filing of Separate Account D's Form N-4 Registration Statement (File No. 33-43390), filed on October 16, 1991.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Separate Account D's Form N-4 Registration Statement (File No. 33-43390), filed on December 31, 1991.

(4) Previously filed in Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-57730), filed on March 29, 1993.


                                      C-4


(5) Previously filed in Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-57730), filed on October 18, 1993.

(6) Previously filed in Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-57730), filed on April 28, 1995.

(7)  Filed as part of Part A of this Amendment.

(8) Previously filed as part of the initial filing of this Form N-4 Registration Statement (File No. 33-57730), filed on February 1, 1993.

(9) Incorporated herein by reference to Post-Effective Amendment No. 1 to Separate Account D's Registration Statement (File No. 33-43390), filed on April 30, 1992.

(10) Previously filed in Post-Effective Amendment No. 2 to this Form N-4 Registration Statement ( File No. 33-57730), filed on April 29, 1994.

(11) Previously filed in Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 33-57730), filed on April 29, 1996.

ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

 Name and Principal                                  Positions and Offices
 Business Address                                    with the Depositor
 ------------------                                  ---------------------
 Robert M. Devlin                                    Chairman
 2929 Allen Parkway
 Houston, TX 77019

 Jon P. Newton                                       Vice Chairman
 2929 Allen Parkway
 Houston, TX 77019

 Rodney O. Martin, Jr.                               Director, President & Chief
 2727-A Allen Parkway                                Executive Officer
 Houston, TX  77019

 Michael G. Atnip                                    Director
 2929 Allen Parkway
 Houston, TX 77019

 David A. Fravel                                     Director & Senior Vice President,
 2727-A Allen Parkway                                Insurance Operations
 Houston, TX. 77019

 Robert F. Herbert, Jr.                              Director, Senior Vice President
 2727-A Allen Parkway                                Chief Financial
 Houston, TX 77019                                   Officer, Treasurer & Controller

 John V. LaGrasse                                    Director, Senior Vice President &
 2727-A Allen Parkway                                Chief Systems Officer
 Houston, TX 77019

 Peter V. Tuters                                     Director, Vice President & Chief
 2929 Allen Parkway                                  Investment Officer
 Houston, TX  77019

 Philip K. Polkingorn                                Senior Vice President & Chief
 2727-A Allen Parkway                                Marketing Officer
 Houston, TX 77019

 Wayne A. Barnard                                    Vice President & Chief Actuary
 2727-A Allen Parkway
 Houston, TX  77019


                                      C-6


 Thomas B. Phillips                                  Vice President, General Counsel
 2727-A Allen Parkway                                & Secretary
 Houston, TX 77019

 Dennis H. Roberts                                   Vice President
 2727-A Allen Parkway
 Houston, TX  77019

 Timothy W. Still                                    Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Steven A. Glover                                    Associate General Counsel &
 2727-A Allen Parkway                                Assistant Secretary
 Houston, TX 77019

 Joyce R. Bilski                                     Administrative Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Farideh Farrokhi                                    Assistant Controller
 2727-A Allen Parkway
 Houston, TX  77019

 Kenneth D. Nunley                                   Associate Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of March 31, 1997. All subsidiaries listed are corporations. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an (*).


                                                                                   Jurisdiction of
                            Name                                                   Incorporation
 -----------------------------------------------------------------------------    -----------------
AGC Life Insurance Company (3)..................................................     Missouri
   American General Life and Accident Insurance Company (4).....................     Tennessee
      American General Exchange, Inc. ..........................................     Tennessee
      Southern Educators Life Insurance Company.................................     Georgia
   American General Life Insurance Company (5)..................................     Texas
      (Registrant is a Separate Account of American General Life Insurance
       Company, Depositor)


                                      C-7


      American General Annuity Service Corporation .............................     Texas
       American General Life Insurance Company of New York......................     New York
          The Winchester Agency Ltd. ...........................................     New York
      The Variable Annuity Life Insurance Company ..............................     Texas
          The Variable Annuity Marketing Company ...............................     Texas
          VALIC Investment Services Company ....................................     Texas
          VALIC Retirement Services Company ....................................     Texas
   The Franklin Life Insurance Company .........................................     Illinois
      The American Franklin Life Insurance Company .............................     Illinois
      Franklin Financial Services Corporation ..................................     Delaware
   The Independent Life and Accident Insurance Company .........................     Florida
      Independent Fire Insurance Company........................................     Florida
         Independent Fire Insurance Company of Florida..........................     Florida
         Old Faithful General Agency, Inc.......................................     Texas
         Thomas Jefferson Insurance Company.....................................     Florida
Allen Property Company .........................................................     Delaware
   Florida Westchase Corporation................................................     Delaware
   Greatwood Development, Inc...................................................     Delaware
   Greatwood Golf Club, Inc. ...................................................     Delaware
   Highland Creek Golf Club, Inc. ..............................................     No. Carolina
   Hunter's Creek Communications Corporation ...................................     Florida
   Pebble Creek Corporation ....................................................     Delaware
   Pebble Creek Development Corporation ........................................     Florida
   Westchase Development Corporation............................................     Delaware
   Westchase Golf Corporation ..................................................     Florida
American General Capital Services, Inc. ........................................     Delaware
American General Corporation (*)................................................     Delaware
American General Delaware Management Corporation (1)............................     Delaware
American General Finance, Inc. .................................................     Indiana
   AGF Investment Corp. ........................................................     Indiana
   American General Auto Finance, Inc. . .......................................     Delaware
   American General Finance Corporation (6).....................................     Indiana
      American General Finance Group, Inc. .....................................     Delaware
         American General Financial Services, Inc. (7)..........................     Delaware
             The National Life and Accident Insurance Company ..................     Texas
      Merit Life Insurance Co. .................................................     Indiana
      Yosemite Insurance Company ...............................................     California
   American General Finance, Inc................................................     Alabama
   American General Financial Center ...........................................     Utah
   American General Financial Center, Inc. (*)..................................     Indiana
   American General Financial Center, Incorporated (*)..........................     Indiana
   American General Financial Center Thrift Company(*)..........................     California
   Thrift, Incorporated (*).....................................................     Indiana
American General Investment Advisory Services, Inc.(*)..........................     Texas
American General Mortgage and Land Development, Inc. ...........................     Delaware
   American General Land Development, Inc. .....................................     Delaware
   American General Realty Advisors, Inc. ......................................     Delaware


                                     C-8


American General Realty Investment Corporation .................................     Texas
   American General Mortgage Company............................................     Delaware
   GDI Holding, Inc. (*8).......................................................     California
   Ontario Vineyard Corporation ................................................     Delaware
   Pebble Creek Country Club Corporation .......................................     Florida
   Pebble Creek Service Corporation ............................................     Florida
   SR/HP/CM Corporation ........................................................     Texas
American General Property Insurance Company ....................................     Tennessee
Bayou Property Company..........................................................     Delaware
   AGLL Corporation (9).........................................................     Delaware
   American General Land Holding Company .......................................     Delaware
      AG Land Associates, LLC (9)...............................................     California
      Hunter's Creek Realty, Inc. (*)...........................................     Florida
      Summit Realty Company, Inc. ..............................................     So. Carolina
   Lincoln American Corporation.................................................     Delaware
Financial Life Assurance Company of Canada .....................................     Canada
Florida GL Corporation .........................................................     Delaware
GPC Property Company ...........................................................     Delaware
   Cinco Ranch Development Corporation .........................................     Delaware
   Cinco Ranch East Development, Inc. ..........................................     Delaware
   Cinco Ranch West Development, Inc. ..........................................     Delaware
   The Colonies Development, Inc. ..............................................     Delaware
   Fieldstone Farms Development, Inc. ..........................................     Delaware
   Hickory Downs Development, Inc. .............................................     Delaware
   Lake Houston Development, Inc. ..............................................     Delaware
   South Padre Development, Inc. ...............................................     Delaware
Green Hills Corporation ........................................................     Delaware
INFL Corporation ...............................................................     Delaware
Knickerbocker Corporation ......................................................     Texas
   American Athletic Club, Inc. ................................................     Texas
Pavilions Corporation...........................................................     Delaware
Texas Stars Corporation.........................................................     New York

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                     NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.


                                      C-9


(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On December 23, 1994, AGCL became the owner of approximately 40% of the shares of common stock of Western National Corporation ("WNC") (the percentage of ownership by the American General insurance holding company system will increase to approximately 46% upon conversion of WNC's Series A Convertible Preferred Stock which AGCL also owns). WNC, a Delaware corporation, owns the following companies:

         WNL Holding Corporation
            Western National Life Insurance Company (TX)
               WesternSave (401K Plan)
            Independent Advantage Financial & Insurance Services, Inc. WNL Investment Advisory Services, Inc.
            Conseco Annuity Guarantee Corp.
            WNL Brokerage Services, Inc.
            WNL Insurance Services, Inc.

     However, AGCL (1) holds the direct interest in WNC and the indirect interests in WNC's subsidiaries for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct and control WNC or its subsidiaries.

(4) AGLA owns approximately 20% of Mosher, Inc. ("Mosher") on a fully diluted basis. AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Mosher and Whirlpool (each of which are corporations that are not associated with AGC) are held for investment purposes only.

(5) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

       American General Insurance Agency, Inc. (Missouri)
       American General Insurance Agency of Hawaii, Inc. (Hawaii)
       American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:


                                     C-10


         American General Insurance Agency of Ohio, Inc. (Ohio)
         American General Insurance Agency of Texas, Inc. (Texas)
         American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(6) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, INCLUDING those noted in footnote 7 below.

(7) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(8)  AGRI owns only a 75% interest in GDI Holding, Inc.

(9) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

All of the subsidiaries of AGL are included in its consolidated financial statements, which are filed in Part B of this Registration Statement.

ITEM 27.       NUMBER OF CONTRACT OWNERS

As of March 31, 1997 there were 9,668 owners of Contracts of the class covered by this registration statement.

ITEM 28.       INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article  VII,  section  3,  provides  that,  with  certain   exceptions,   any
indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is filed as Exhibit 3(c)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Securities Incorporated ("AGSI") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution  Agreement that is filed as
Exhibit 3(a)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGSI will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGSI is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGSI. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGSI, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and Sierra Investment Advisors Corporation ("SIAC") agree to indemnify the Company and AGSI with respect to liabilities arising out of the negligence or bad faith of the Distributor, SIAC or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of SIAC and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGSI for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGSI from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGSI agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGSI.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.       PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for American General Life Insurance Company of New York Separate Account E and American General Life Insurance Company Separate Account A.

     (b) The directors and principal officers of the principal underwriter are:

        NAME AND PRINCIPAL                              POSITION AND OFFICES WITH UNDERWRITER,
        BUSINESS ADDRESS                                AMERICAN GENERAL SECURITIES INCORPORATED
        ------------------                              -----------------------------------------
        F. Paul Kovach, Jr.                             Director & President
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX 77019


                                     C-13


        Robert F. Herbert                               Director & Associate Tax Officer
        American General Life
        2727-A Allen Parkway
        Houston, Texas 77019

        John V. LaGrasse                                Director & Vice President
        American General Life
        2727-A Allen Parkway
        Houston, TX 77019

        Thomas B. Phillips                              Director & Secretary
        American General Life
        2727-A Allen Parkway
        Houston, TX  77019

        Rodney O. Martin, Jr.                           Director
        American General Life
        2727-A Allen Parkway
        Houston, TX 77019

        Fred G. Fram                                    Vice President
        American General Securities
         Incorporated
        2727 Allen Parkway
        Houston, TX  77019

        Steven A. Glover                                Assistant Secretary
        American General Life
        2727-A Allen Parkway
        Houston, TX  77019

        Carole D. Hlozek                                Administrative Officer
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX  77019

        J. Andrew Kalbaugh                              Administrative Officer
        American General Securities
        Incorporated
        2727 Allen Parkway
        Houston, TX  77019

        Kenneth D. Nunley                               Associate Tax Officer
        2727-A Allen Parkway
        Houston, TX 77019

     (c)  None.

ITEM 30.       LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31.       MANAGEMENT SERVICES

None.

ITEM 32.       UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement , or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement ; C) to deliver any Statement and any financial statements required to be made available under this form promptly upon written or oral request. REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

AGL represents that the fees and charges deducted under the Contracts that are identified as Contract Form No. 93011 and described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL under the Contracts. AGL bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for AGL to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b), for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 1997.

AMERICAN GENERAL LIFE INSURANCE              AMERICAN GENERAL LIFE INSURANCE
  COMPANY SEPARATE ACCOUNT D                           COMPANY
        (Registrant)                                 (Depositor)

By: /s/ROBERT F. HERBERT, JR.                By:/s/ROBERT F. HERBERT, JR
    -------------------------------             -------------------------------
     ROBERT F. HERBERT, JR.                     ROBERT F. HERBERT, JR.
     Senior Vice President of                   Senior Vice President
     American General Life
     Insurance Company

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


         Signature                          Title                          Date
        -----------                        -------                        ------
 RODNEY O. MARTIN, JR.*            Principal Executive Officer         April 24, 1997
 --------------------------
 (Rodney O. Martin, Jr.)

 ROBERT F. HERBERT, JR.*             Principal Financial and           April 24, 1997
 --------------------------           Accounting Officer
 (Robert F. Herbert, Jr.)


 Directors
 -----------


 ROBERT M. DEVLIN*                                        JOHN V. LaGRASSE*
 --------------------------                               -------------------------
 (Robert M. Devlin)                                       (John V. LaGrasse)

 MICHAEL G. ATNIP*                                        RODNEY O. MARTIN, JR.*
 --------------------------                               -------------------------
(Michael G. Atnip)                                        (Rodney O. Martin, Jr.)

 DAVID A. FRAVEL*                                         JON P. NEWTON*
 --------------------------                               -------------------------
 (David A. Fravel)                                        (Jon P. Newton)

 ROBERT F. HERBERT, JR.*                                  PETER V. TUTERS*
 --------------------------                               -------------------------
 (Robert F. Herbert, Jr.)                                 (Peter V. Tuters)

 /s/ Steven A. Glover
 --------------------------------------
 *By Steven A. Glover, Attorney-in-Fact                   April 24, 1997

                                 EXHIBIT INDEX
 3(a)(ii)  Form of Master Marketing and Distribution  Agreement,  by and among
           American   General  Life  Insurance   Company,   American   General
           Securities Incorporated and Sierra Investment Services Corporation

  (c)(ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General
           Securities  Incorporated,  The  Sierra  Variable  Trust and  Sierra
           Investment Services Corporation

  (e)      Form of Selling Group Agreement, by and among American General Life
           Insurance Company, Sierra Investment Services Corporation, and selling group member

10         Consent of Independent Auditors

15(g) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and where applicable, officers of American
           General Life Insurance Company: Messrs. Martin and Herbert

15(h) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American
           General Life Insurance Company: Messrs. Fravel and LaGrasse

27         Financial Data Schedule